 As filed with the Securities and Exchange Commission on October 13, 1999

                                              Securities Act File No. 333-74989
                                      Investment Company Act File No. 811-09273

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                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               ----------------
                                   FORM N-2
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                         Pre-Effective Amendment No. 3                      [X]
                         Post-Effective Amendment No.
                                    and/or                             [_]
                       REGISTRATION STATEMENT UNDER THE                     [X]
                        INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 3                             [X]
                       (check appropriate box or boxes)
                               ----------------
                              SANDISK PEPS TRUST
              (Exact Name of Registrant as Specified in Charter)
                               ----------------
                           C/O PUGLISI & ASSOCIATES
                              850 Library Avenue
                            Newark, Delaware 19715
    (Address of Principal Executive Offices) Registrant's Telephone Number,
                      including Area Code: (302) 738-6680
                               ----------------
                               Donald J. Puglisi
                             Puglisi & Associates
                              850 Library Avenue
                            Newark, Delaware 19715
                    (Name and Address of Agent for Service)
                               ----------------
                                  Copies to:

    John Larson, Esq.        Bruce K. Dallas, Esq.       John A. Fore, Esq.
  Timothy R. Curry, Esq.     Davis Polk & Wardwell     Andrew J. Hirsch, Esq.
    Brobeck Phleger &        450 Lexington Avenue    Wilson Sonsini Goodrich &
     Harrison LLP Two      New York, New York 10017            Rosati
    Embarcadero Place                                    650 Page Mill Road
      2200 Geng Road                                    Palo Alto, CA 94304
   Palo Alto, CA 94303
                               ----------------
   Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
                               ----------------
   If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]
                               ----------------

   The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said
Section 8(a), may determine.

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

++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+The information in this prospectus is not complete and may be changed. We may + +not sell these securities until the registration statement filed with the + +Securities and Exchange Commission is effective. This prospectus is not an + +offer to sell these securities and we are not soliciting offers to buy these +
+securities in any state where the offer or sale is not permitted.             +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+                                                                              +
+                                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
PROSPECTUS (Subject to Completion)

Issued October 13, 1999

                                                                  [SANDISK LOGO]

                               $200,000,000

                               SANDISK PEPS Trust

             $    Premium Exchangeable Participating Shares-PEPS SM
     (Subject to Exchange for Common Stock of SanDisk Corporation or Cash)

                                  ----------
The Trust

We are a newly created Delaware business trust. We will enter into a prepaid forward purchase contract with Seagate Technology, Inc., one of the stockholders of SanDisk Corporation, for the purchase of SanDisk common stock. We will purchase U.S. Treasury securities to fund quarterly payments on the PEPS.

The PEPS

Each PEPS represents an undivided beneficial interest in our assets. We will
make payments of $   per PEPS on February 15, May 15, August 15 and November 15
of each year, beginning on February 15, 2000, until November 15, 2002, from funds we receive from our Treasury securities.

Number of Shares of SanDisk Common Stock or Amount of Cash You Will Receive for Each PEPS

On November 15, 2002, Seagate Technology will deliver shares of SanDisk common stock to us and we will distribute to you your proportionate share of such property. If the average of the closing prices of the SanDisk common stock on the 20 trading days immediately prior to November 12, 2002, is:

  . greater than $  , you will receive 0.    of a share per PEPS.

  . greater than $   but less than or equal to $  , you will receive shares
    worth $  , valued at the average closing price, per PEPS.

  . less than or equal to $  , you will receive one share per PEPS.

At its option, Seagate Technology may deliver cash instead of shares of SanDisk common stock.

Early or Delayed Settlement of PEPS

The forward purchase contract may be accelerated, and our trust may dissolve, if there is a default under, or insufficient collateral securing, the forward purchase contract. Seagate Technology will have the right to extend the maturity of the forward purchase contract from November 15, 2002 to February 15, 2003 and may subsequently accelerate the settlement date if it elects to finance the cash settlement of the forward purchase contract through a rollover offering of new securities. Seagate Technology may only engage in a rollover offering if its unsecured long-term debt has been given at least one rating equal to or higher than B- by Standard & Poors Rating Services or B3 by Moody's Investors Service, or their respective equivalents.

Trading of the PEPS

The PEPS have no history of public trading. We have applied to the Nasdaq National Market to list the PEPS for trading under the symbol "SDKP." The SanDisk common stock is listed on the Nasdaq National Market under the symbol "SNDK." On October [ ], 1999, the closing price of the SanDisk common stock on the Nasdaq National Market was $[ ] per share. SanDisk Corporation is not affiliated with us. CLOSED-END FUND SHARES FREQUENTLY TRADE AT A DISCOUNT FROM THE NET ASSET VALUE OF THE FUND. THIS RISK MAY BE GREATER FOR YOU IF YOU ANTICIPATE SELLING YOUR PEPS SOON AFTER THIS PUBLIC OFFERING.

                                  ----------

The prospectus sets forth concisely the information about SanDisk PEPS Trust that you should know before investing and should be retained for future reference. Additional information about SanDisk PEPS Trust has been filed with the Securities and Exchange Commission and is available upon written or oral request and without charge. See "Where You Can Find More Information" on page 37 of this prospectus.

                                  ----------

 Investing in the PEPS involves risks. See "Risk Factors" beginning on page 22.

                                  ----------
                                PRICE $   A PEPS

                                  ----------

                                    Price to Public Sales Load Proceeds to Trust
                                    --------------- ---------- -----------------
Per PEPS...........................      $             None          $
Total..............................      $             None          $

The Securities and Exchange Commission and state securities regulators have not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

We have granted the underwriters the right to purchase up to an additional PEPS to cover over-allotments. Morgan Stanley & Co. Incorporated expects to
deliver the PEPS to purchasers on     , 1999.

                           MORGAN STANLEY DEAN WITTER

October  , 1999

                               TABLE OF CONTENTS

                                     Page
                                     ----
Summary Information Q&A............    3
Fee Table..........................    9
The Trust..........................    9
Use of Proceeds....................   10
Investment Objective and Policies..   10
Investment Restrictions............   21
Risk Factors.......................   22
Description of the PEPS............   27
Management Arrangements............   29

                                      Page
                                      ----
Dividends and Distributions.........   31
Net Asset Value.....................   31
Certain Tax Considerations..........   32
Underwriter.........................   35
Legal Matters.......................   37
Experts.............................   37
Where You Can Find More
 Information........................   37
Independent Auditors' Report........  F-1
Statement of Assets, Liabilities and
 Capital............................  F-2

   In this prospectus, "SanDisk PEPS Trust," the "Trust", "we," "us" and "our" each refers to SanDisk PEPS Trust.

                               ----------------

   You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information different from that contained in this prospectus. We are offering to sell, and seeking offers to buy, PEPS only in jurisdictions where offers and sales are permitted. The information contained in this prospectus is accurate only as of the date of this prospectus, regardless of the time of delivery of this prospectus or of any sale of the PEPS.

                               ----------------

   Until   , 1999 all dealers that buy, sell or trade PEPS, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                            SUMMARY INFORMATION Q&A

   This summary includes questions and answers that highlight selected information from the prospectus to help you understand the PEPS. This summary may not contain all of the information that you should consider before deciding to invest in the PEPS. We urge you to read this entire prospectus carefully, including the "Risk Factors" section. Some of the words we use to describe the terms of the PEPS have very specific meanings. You should read the "Investment Objectives and Policies--Forward Contract" to understand their exact meaning. Except as otherwise noted, all information in this prospectus assumes no exercise of the underwriter's over-allotment option. The following summary assumes that on the exchange date described below the antidilution provisions contained in the forward purchase contract will not have been triggered.

What are the PEPS?

   Each PEPS represents an undivided beneficial interest in the U.S. Treasury securities and the forward purchase contract with Seagate Technology that we hold. Each PEPS will entitle the holder to receive distributions quarterly and upon conclusion of the Trust in accordance with our investment objective. We
are offering    PEPS at an initial offering price of $    per PEPS, which is
equal to the closing market price of the SanDisk Corporation common stock, par value $0.001 per share, on the Nasdaq National Market on October , 1999, through Morgan Stanley & Co. Incorporated. We have given the underwriter an
option to purchase up to an additional     PEPS from us at the public offering
price within 30 days of the date of this prospectus in order to cover over-allotments. See "Underwriter."

Who is the Trust?

   We are a newly created Delaware business trust and will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940. The trust will dissolve on or shortly after November 15, 2002, which we refer to as the exchange date because that is the date on which your PEPS will be exchanged for SanDisk common stock or cash, unless Seagate Technology exercises its rights to extend and, if it so chooses, subsequently accelerates the exchange date. If Seagate Technology exercises these rights, the exchange date will be such extended or accelerated exchange date. Our trust may be dissolved earlier than the exchange date if there is a default under, or insufficient collateral securing, our forward purchase contract with Seagate Technology. See "The Trust" and "Investment Objective and Policies."

Who is SanDisk Corporation?

   SanDisk Corporation designs, manufactures and markets flash memory storage products that are used in a wide variety of electronic systems. SanDisk has designed its flash memory storage solutions to address the storage requirements of emerging applications in the consumer electronics and communications/industrial markets. Its products are used in a number of rapidly growing consumer electronics applications, such as digital cameras, personal digital assistants, MP3 portable music players, digital video recorders and smart phones, as well as in industrial/communications applications, such as communications routers and switches, wireless communications, point-of-sale terminals, transportation systems and medical instrumentation. SanDisk is the world's leading provider of flash memory card storage products, with approximately 35% market share in 1998, according to International Data Corporation. In the quarter ended June 30, 1999, SanDisk shipped over one million flash memory cards and flash chip sets.

   SanDisk's products include removable CompactFlash cards, FlashDisk cards, MultiMediaCard products, embedded FlashDrives and FlashChipSet products with storage capacities ranging from 2 megabytes to 440 megabytes. These products are designed to meet the storage requirements of emerging consumer electronics and communications/industrial applications, including non-volatility, which is the ability to retain information with the power supply turned off, small size, high reliability, low operating power consumption and the capability to withstand high levels of shock and vibration and extreme temperature fluctuations. In addition, SanDisk recently announced a collaboration with Matsushita Electric Industrial Co., Ltd. and Toshiba Corporation under which it will jointly develop and promote a next generation flash memory card called the Secure Digital Memory Card.

Can you tell me more about SanDisk Corporation?

   For more information about SanDisk and the shares of SanDisk common stock that you may receive on the exchange date or the date that we earlier dissolve see the accompanying prospectus of SanDisk Corporation. SanDisk is not affiliated with us, will not receive any of the proceeds from this offering and has no obligations with respect to the PEPS. We are providing the SanDisk prospectus to you as a prospective purchaser of PEPS only as a convenience. The SanDisk prospectus is not a part of this prospectus, and it is not incorporated by reference into this prospectus. See "Investment Objective and Policies-- SanDisk."

What are the Trust's investment objectives and policies?

   Our investment objective is to pay to you a quarterly cash distribution at
the rate of   % of the issue price of the PEPS per annum, subject to certain adjustments, on each February 15, May 15, August 15 and November 15. On the exchange date, we will distribute a number of shares of SanDisk common stock, cash or a combination of cash and SanDisk common stock according to a formula, which is described below.

What will the Trust hold?

   Our assets will consist of a series of zero-coupon U.S. Treasury securities with face amounts and maturities that approximately correspond to the amounts and payment dates of the quarterly distributions you will receive on your PEPS through the exchange date, comprising approximately % of our initial assets, and a forward purchase contract with Seagate Technology for the purchase of
SanDisk common stock, comprising approximately   % of our initial assets. See
"Investment Objective and Policies."

When will I receive my quarterly distributions?

   We will make quarterly distributions of $   per PEPS on each February 15,
May 15, August 15 and November 15, or on the next business day if the distribution date is not a business day, if you are the holder of record as of the preceding February 1, May 1, August 1 and November 1. You will receive the
first distribution of $   per PEPS on February 15, 2000 if you are the holder
of record on February 1, 2000. See "Dividends and Distributions."

What payment will I receive on the exchange date and can I receive a payment before the exchange date?

   For each PEPS you own, you will receive a number of shares of SanDisk common stock on the exchange date based on the following formula. If the average of the closing market prices of the SanDisk common stock on the 20 trading days immediately prior to the second scheduled trading day prior to the exchange date, is:

  .  greater than $   , which we refer to as the threshold appreciation
     price, you will receive 0.    of a share of SanDisk common stock per
     PEPS.

  .  greater than $   , which we refer to as the initial market price, but
     less than or equal to the threshold appreciation price, you will receive
     shares of SanDisk common stock worth $    per PEPS.

  . less than or equal to the initial market price, you will receive one share of SanDisk common stock per PEPS.

   The forward purchase contract requires Seagate Technology to deliver to us on the business day before the exchange date the number of shares of SanDisk common stock or the amount of cash required to exchange all of the PEPS on the exchange date.

   Seagate Technology has secured its obligations under the forward purchase contract by pledging to The Bank of New York, our collateral agent, the maximum number of shares of SanDisk common stock required to be delivered under the forward purchase contract. Seagate Technology may choose to substitute U.S. government obligations as collateral.

   The forward purchase contract may be accelerated to a date prior to the exchange date if:

  . Seagate Technology is declared bankrupt or insolvent or otherwise defaults under the forward purchase contract; or

  .  the collateral supporting the forward purchase contract is insufficient.

   If the forward purchase contract is accelerated, our trust will dissolve and our assets, other than the forward purchase contract, will be liquidated. Upon dissolution, our assets will include proceeds received from the liquidation and any assets received under the forward purchase contract, less any expenses, and will, after satisfaction of creditors as permitted by applicable law, be distributed proportionately to you. See "Investment Objective and Policies--The Forward Purchase Contract."

Can the exchange date be extended?

   Seagate Technology will have the right, on 30 business days' notice to us, to extend the exchange date from November 15, 2002 to February 15, 2003. If Seagate Technology elects to extend the exchange date, and does not subsequently accelerate the exchange date as described in the next paragraph, then the number of shares of SanDisk common stock or the amount of cash that you will receive will be based on the average of the closing market prices of the SanDisk common stock on the 20 trading days immediately prior to the second scheduled trading day prior to February 15, 2003, and your receipt of shares or cash will be delayed until following February 15, 2003. Seagate Technology will have the right to extend the exchange date only if at least one nationally recognized statistical rating agency has rated Seagate Technology's unsecured long-term equal to or higher than B- (if by Standard & Poor's Rating Services) or B3 (if by Moody's Investors Service) or their respective equivalent.

   If Seagate Technology elects to extend the exchange date, then Seagate Technology will have the right to finance an all-cash settlement of the forward purchase contract through a rollover offering of new securities priced on or before January 15, 2003, which is the date that is 30 business days prior to the extended exchange date. In connection with a rollover offering, Seagate Technology will have the right, by notice to us by 4:00 P.M., New York City time, on the date of pricing of the rollover offering, to accelerate the exchange date from February 15, 2003 to the second business day following the closing date of the rollover offering. If Seagate Technology accelerates the exchange date in connection with a rollover offering, the amount of cash that you will receive will be based on the closing market price of the SanDisk common stock on the date of pricing of the rollover offering, rather than an average of closing market prices.

   If Seagate Technology extends or accelerates the exchange date, you will receive an additional partial cash distribution on your PEPS on the extended or accelerated exchange date. The amount of the cash distribution will be equal to the regular quarterly distribution on the PEPS of $ , prorated to reflect the number of days by which the exchange date is ultimately extended beyond the original exchange date.

What protection will I have against dilutive events?

   The amounts determined under the formula described above are subject to adjustment under the antidilution provisions contained in the forward purchase contract to protect you against some but not all of the dilutive events that could affect the SanDisk common stock, which may also result in your receiving securities or property other than SanDisk common stock (which we refer to as "reference property") instead of or in addition to shares of SanDisk common stock. In any event, the value of the securities, other property or cash you receive will be as determined under the formula described below. You will receive cash for any fractional shares or other interests to which you may be entitled. See "Investment Objective and Policies."

When will I receive cash instead of shares of SanDisk common stock?

   Instead of delivering some or all of the shares of SanDisk common stock deliverable under the forward purchase contract, Seagate Technology has the option to deliver cash to us in an amount equal to the value, measured at the average closing market price, of the shares otherwise deliverable, in which case you will receive cash rather than shares of SanDisk common stock in exchange for your PEPS.

Are distributions on the PEPS the equivalent of dividends on the SanDisk common stock?

   No. You will receive distributions on your PEPS at a rate of   % of its
issue price per year. SanDisk has not paid any dividends on the SanDisk common stock since its inception, and does not anticipate paying any cash dividends on its common stock in the foreseeable future. SanDisk's board of directors has absolute discretion to decide whether or not to pay dividends in the future. Quarterly distributions on your PEPS will consist solely of the proceeds from the treasury securities. Even if SanDisk's board of directors decide to pay a dividend, you will generally not be entitled to receive the dividend unless the applicable record date for determining stockholders entitled to receive dividends occurs after you have received your SanDisk common stock in exchange for your PEPS. See "Investment Objective and Policies" and "Risk Factors."

   Owning a PEPS is not the same as owning a share of SanDisk common stock. Cash distributions on the PEPS will be treated as a return of your basis in your interest in the treasury securities we hold and will not result in a separate income inclusion in addition to the recognition of original issue discount on your interest in the treasury securities we hold. Your opportunity to benefit from any appreciation in the price of SanDisk common stock by investing in PEPS is less than you would have if you invested directly in SanDisk common stock, because the number of shares of SanDisk common stock that
you will receive in exchange for your PEPS may decline by up to   % if the
price of the SanDisk common stock rises.

What about federal income taxes?

   We will be treated as a grantor trust for United States federal income tax purposes. You will be treated for federal income tax purposes as the owner of your proportionate share of the U.S. Treasury securities and the forward purchase contract. Any income, including original issue discount, we realize that is attributable to the PEPS you own will generally be treated as your income.

   The U.S. Treasury securities we hold will be treated for federal income tax purposes as having "original issue discount," which will accrue over the term of the U.S. Treasury securities. Whether you are on the cash or accrual method of tax accounting, you must recognize currently as income original issue discount on the U.S. Treasury securities as it accrues. However, each quarterly cash distribution to you will be treated as a return of your basis in the treasury securities and therefore will not result in a separate or additional income inclusion. We anticipate that the amount of original issue discount accrued by you will be substantially less than the amount of cash distributions to you and expect that the amount of original issue discount you recognize will decrease during the life of the Trust.

   Under existing law, you will not recognize income, gain or loss upon the execution of the forward purchase contract and you generally should not recognize income on the forward purchase contract before its settlement. Upon settlement of the forward purchase contract, you will recognize taxable gain or loss if cash is delivered, but you should not recognize gain or loss if SanDisk common stock or other securities are delivered. Assuming this treatment is respected, you will have a basis in the SanDisk common stock or other securities received equal to the proportionate share of your adjusted tax basis in the forward purchase contract allocable to the reference property. Accordingly, you should consult your tax advisers with respect to the tax consequences of the to your proportionate share of the adjusted basis in the forward purchase contract allocable to that property.

   The law regarding the treatment of the PEPS for United States federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your proportionate share of the forward purchase contract prior to the settlement of the forward purchase contract, there are alternative characterizations that could require you to recognize more income than would be included under the analysis set forth above. Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the PEPS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the PEPS. See "Certain Tax Considerations."

Will the PEPS be listed on a stock exchange?

   We have applied to the Nasdaq National Market to list the PEPS for trading under the symbol "SDKP." The SanDisk common stock is listed on the Nasdaq National Market under the symbol "SNDK."

What are the risks associated with my investments?

   We will not actively manage our portfolio. We have adopted a fundamental policy that we may not dispose of the forward purchase contract during our term and that, unless we dissolve earlier than the exchange date, we will not dispose of the U.S. Treasury securities before their maturity dates. We will continue to hold the forward purchase contract despite any significant decline in the value of the SanDisk common stock or adverse changes in the financial condition of SanDisk.

   We are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Since the only assets we hold will be the U.S. Treasury securities and the forward purchase contract, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

   You will bear the entire risk of declines in the value of the SanDisk common stock between the date of this offering and the exchange date. The number of shares of SanDisk common stock that you will receive when you exchange your PEPS is not fixed, but depends on the market value of the SanDisk common stock shortly before the exchange date. If the price of the SanDisk common stock decreases, then the value of the shares of SanDisk common stock or cash that you will receive in exchange for your PEPS will be less than what you paid to purchase PEPS and you will lose money.

   An investment in PEPS offers you less of an opportunity to realize any appreciation in the value of SanDisk common stock over its current value than does a direct investment in SanDisk common stock. The amount you receive when you exchange your PEPS will be greater than the issue price you paid to purchase your PEPS only if the value of the SanDisk common stock has
appreciated by more than   % from the time of the offering of the PEPS. In
addition, even if it does appreciate by more than   %, you are entitled to
receive only   % of the additional appreciation.

   The trading prices of the PEPS in the secondary market will be affected by the trading prices of the SanDisk common stock. It is impossible to predict whether the price of SanDisk common stock will rise or fall. Trading prices of SanDisk common stock and the PEPS will be influenced by SanDisk's operating results and future prospects and by economic, financial and other factors beyond our control. SanDisk is vulnerable to significant fluctuations in its operating results due to unpredictable demand for its products, adverse changes in product and customer mix, difficulty in estimating its silicon wafer needs, growing expenses, variability of average selling prices, gross margins and license fees and royalties, among other factors. SanDisk must transition to new processes and products in order to remain competitive, but faces production and market acceptance risks in doing so. SanDisk is entirely dependent on third party foundaries for the silicon wafers used in all of its products. The success of SanDisk's business depends on emerging markets and new products and SanDisk may not be able to maintain its market share if it cannot increase its production volumes accordingly. SanDisk's international operations also make it vulnerable to changing conditions and currency fluctuations. See "Risk Factors" in the accompanying prospectus of SanDisk.

   A bankruptcy of Seagate Technology or the extension or acceleration of the exchange date, each as described in this prospectus, could adversely affect the timing of the exchange of the PEPS for the SanDisk common stock and the amount you will receive. In addition, if Seagate Technology exercises its right to accelerate the maturity of the forward purchase contract in connection with a rollover offering, the amount of cash you will receive for your PEPS will be based on a single closing market price of the SanDisk common stock, rather than an average of closing market prices, and you will only receive notice of the date on which the single closing market price will be determined on the determination date.

   For a more complete description of these and other risk factors that should be considered prior to investing in the PEPS, see "Risk Factors" beginning on
p. 22.

How will the Trust be managed?

   We will be internally managed by our trustees and we will not have an investment adviser. Our portfolio will not be actively managed. The trustees will oversee our administration and The Bank of New York will act as administrator to carry out the day-to-day administration of our trust. The Bank of New York will also act as custodian for our assets, as paying agent, registrar and transfer agent for the PEPS and as collateral agent for Seagate Technology's pledge of SanDisk common stock to us. The trustees have delegated most of their operational duties to the administrator. The Bank of New York has no other affiliation with us. For its services as collateral agent, administrator, custodian and paying agent, registrar and transfer agent, Seagate Technology will pay The Bank of New York at the closing of the offering of the PEPS a one-time, up-front fee. See "Management Arrangements."

Will I have voting rights?

   You will not have the right to vote any shares of SanDisk common stock unless and until they are delivered to you in exchange for your PEPS. You will have the right to vote on matters that affect the trust. See "Description of the PEPS."

                                   FEE TABLE

   Regulations of the SEC require the presentation of trust expenses in the following format to help you understand the various costs you will bear in our trust, either directly or indirectly. Because we will not have any ongoing fees or expenses, you will not have any direct or indirect expenses. We will be internally managed, so we will not pay a separate investment advisory fee. Seagate Technology will pay the underwriter a sales load of $ per PEPS
(or %). Seagate Technology will also pay our organization costs in the amount of $ , the costs associated with the initial registration and offering of the
PEPS estimated to be approximately $  , and approximately $   for anticipated
ongoing expenses over our term. Any unanticipated expenses will be paid by Morgan Stanley & Co. Incorporated, which Seagate Technology will reimburse. See "Management Arrangements--Estimated Expenses."

Shareholder Transaction Expenses
  Maximum Sales Load (as a percentage of offering price).................    0%
  Automatic Dividend Reinvestment Plan Fees.............................. None
Annual Expenses (as a percentage of net assets)
  Management Fees........................................................    0%
  Other Expenses (after payment of costs and expenses by Seagate
   Technology, as described above)*......................................    0%
                                                                          ----
    Total Annual Expenses................................................    0%
                                                                          ====

--------
*  If we did not have these arrangements, our "Other Expenses" and "Total
   Annual Expenses" would be approximately   % of our net assets.

   SEC regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that you would bear. Our term is three years; we have therefore not provided such information on a 5- or 10-year basis.

      Example                                                    1 Year 3 Years
      -------                                                    ------ -------
      You would pay the following expenses on a $1,000
       investment, assuming (1) no annual expenses and (2) a 5%
       annual return throughout the periods:...................  $0.00   $0.00

   According to SEC regulations, our example assumes reinvestment of all dividends and other distributions and uses a 5% annual rate of return, as the SEC mandates. You should note that the assumption of a 5% annual return does not accurately reflect the financial terms of the trust. In addition, we do not permit the reinvestment of distributions.

                                   THE TRUST

   We are a newly created Delaware business trust and will be registering as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. We were created on February 24, 1999 pursuant to a Trust Agreement dated as of the same date and as amended and restated as of August 17, 1999, and as subsequently amended and restated as of October , 1999. The Trust will dissolve on or shortly after the exchange date, or earlier if the forward purchase contract that we hold is accelerated as described in this prospectus. We will be treated as a grantor trust for United States Federal income tax purposes. See "Certain Tax Considerations." Our principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715 and our telephone number is (302) 738-6680.

                                USE OF PROCEEDS

   We will receive approximately $  , or approximately $   if the underwriter
exercises its over-allotment option in full, from the offering of PEPS. We will use the proceeds immediately to purchase a series of zero-coupon U.S. Treasury securities with face amounts and maturities that approximately correspond to the quarterly distributions to be made to you and to pay the purchase price payable under the forward purchase contract to Seagate Technology at the same time as the closing of this offering of PEPS.

                       INVESTMENT OBJECTIVE AND POLICIES

General

   We will purchase and hold the treasury securities and the forward purchase contract. Our investment objective is to pay to you the quarterly distribution
of $   per PEPS and to deliver to you on or shortly after the exchange date the exchange amount of each type of reference property, or cash, in each case as described below.

   Our assets will consist primarily of the treasury securities and the forward purchase contract. We may also make temporary investments. See "-- Temporary Investments." We have adopted a fundamental policy to invest at least 65% of the portfolio's initial total assets in the forward purchase
contract. The forward purchase contract will comprise approximately   % of our
initial assets. We have also adopted a fundamental policy that the forward purchase contract may not be disposed of during our term and that, unless we dissolve earlier than the exchange date, we will not dispose of the treasury securities before their maturity dates. We cannot change these and other fundamental policies without the vote of 100% of the outstanding PEPS. See "Investment Restrictions."

The Forward Purchase Contract

   General

   The forward purchase contract requires Seagate Technology to deliver to us, on the business day before the exchange date, that number or amount of each type of reference property equal to the exchange amount determined in the manner described below.

   We use the following terms to describe the forward purchase contract and the exchange provisions of the PEPS:







  . ""exchange date" means November 15, 2002, except that if Seagate Technology exercises its rights to extend the exchange date to February 15, 2003 or accelerate the exchange date as described under "--Extension and Acceleration of the Exchange Date at the Option of Seagate Technology" and "--Rollover Offering" below, the "exchange date" will be the extended or accelerated exchange date.

  . ""initial market price" means $ , which is the closing price per share of the SanDisk common stock on the date we price the offering of PEPS for sale to the public.

  . ""reference property" initially means SanDisk common stock which, under the circumstances described under "--Reference Property Adjustments," may change or be adjusted at any time until the business day before the exchange date to add or substitute cash, securities and/or other property. "Reference property per PEPS" means the number or amount of each type of reference property relating to one PEPS, which is initially one share of SanDisk common stock, subject to adjustment in the manner described under "--Reference Property Adjustments." The reference property that we are entitled to receive under the forward purchase contract, and therefore that you will receive on or shortly after any exchange date in exchange for your PEPS, may include a combination of SanDisk common stock, other securities of SanDisk including rights or warrants, cash, securities of another company and/or other property, depending on the cause and nature of the change or adjustment. Reference property does not include the treasury securities we hold to fund quarterly payments on the PEPS.

  . ""reference property value per PEPS" means the aggregate then-current value of the reference property per PEPS on the exchange date or, if Seagate Technology elects to finance the cash settlement of the forward purchase contract with the proceeds of a rollover offering, on the date of pricing of the rollover offering.

  . ""reference security" means any security, as defined in Section 2(1) of the Securities Act of 1933, as amended, that is part of the reference property, including the SanDisk common stock.

  . ""then-current value" means, for any item of reference property as of any date:

    (a) if the item consists of cash, the amount of cash;

    (b) if the item consists of a reference security, the average closing market price per unit of the reference security on the 20 trading days immediately prior to, but not including, the second trading day preceding that date. If Seagate Technology elects to finance the cash settlement of the forward purchase contract with the proceeds of a rollover offering, however, then the then-current value of a reference security will be determined in a different matter, as described below under "--Rollover Offering;" and

    (c) if the item consists of property other than cash or reference securities, the fair market value of that property as of 10:00 A.M., New York City time, on the third business day preceding that date. The fair market value will be determined by a nationally recognized independent investment banking firm we retain for this purpose.

  . ""trading day" means, in relation to any reference security, a day on which the reference security (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that reference security.

  .  ""threshold appreciation price" means $  , which represents a   %
     appreciation over the initial market price.

  .  ""exchange amount" means:

    (a) if the reference property value per PEPS is greater than the
        threshold appreciation price,   % of the reference property per
        PEPS;

    (b) if the reference property value per PEPS is greater than the initial price, but less than or equal to the threshold appreciation price, a percentage of the reference property per PEPS, allocated as proportionately as practicable, so that the aggregate then-current value of your distribution on the exchange date equals $ per PEPS; and

    (c) if the reference property value per PEPS is less than or equal to the initial price, 100% of the reference property per PEPS.

   Purchase Price

   The purchase price under the forward purchase contract is equal to $  , or
$   if the underwriter exercises its over-allotment option in full. We will
pay the purchase price to Seagate Technology on or about October   , 1999 and
we are not required to pay Seagate Technology anything other than the purchase price. The purchase price was arrived at by arm's length negotiations between ourselves and Seagate Technology, taking into consideration various factors including the price, expected dividend level and volatility of the SanDisk common stock, current interest rates, the term of the forward purchase contract, current market conditions generally, the collateral pledged by Seagate Technology, the value of other similar instruments and the costs and anticipated proceeds of the offering.

   Settlement

   The forward purchase contract requires Seagate Technology to deliver to us, on the business day before the exchange date, that number or amount of each type of reference property required to exchange all of the PEPS on the exchange date. Seagate Technology has the option, upon twenty-six business days, notice to us, to deliver cash instead of some or all of this reference property. We refer to this option as the "cash settlement option." If Seagate Technology elects the cash settlement option, it will deliver to us, on the business day before the exchange date, cash in an amount equal to the aggregate then-current value of the reference property Seagate Technology would otherwise have delivered on the exchange date. If Seagate Technology elects the cash settlement option, you will receive a proportionate share of the cash delivered in lieu of reference property, or a combination of cash and reference property, on or shortly after the exchange date.

   Except as described below in connection with a rollover offering, on or prior to the twenty-sixth business day before the originally scheduled exchange date or, if Seagate Technology elects to extend the exchange date, the extended exchange date, we will notify The Depository Trust Company, if the PEPS are then held in book-entry form, and issue a press release to Reuters Economic Services and Bloomberg Business News, stating whether you will receive reference property or cash, or a combination of reference property and cash, in exchange for your PEPS. At the time the press release is issued, we will not have determined the reference property value per PEPS. However, if Seagate Technology elects to finance the cash settlement of the forward purchase contract with the proceeds of a rollover offering, the press release will only provide notice of this fact, and of the fact that you will receive cash in exchange for your PEPS, on the date of pricing of the rollover offering. If Seagate Technology elects to deliver reference property other than cash, you will be responsible for the payment of any and all brokerage costs upon your sale of the reference property.

   As an illustration only, the following table shows the number of shares of SanDisk common stock that you would receive for each PEPS at various reference property values per PEPS. The table assumes that there will be no adjustments to the reference property so that on the exchange date the reference property per PEPS will consist of one share of SanDisk common stock. There can be no assurance that the reference property value per PEPS will be within the range
set forth below. Given the initial price of $   and the threshold appreciation
price of $ , you would receive on or shortly after the exchange date the following number of shares of SanDisk common stock or, if Seagate Technology elects the cash settlement option, the following amount of cash per PEPS:

      Reference Property    Number of Shares of SanDisk
        Value per PEPS             common stock                 Amount of Cash
      ------------------    ---------------------------   OR    --------------
      $                                                           $
      $                                                           $
      $                                                           $
      $                                                           $
      $                                                           $
      $                                                           $

   The table above illustrates potential outcomes on the exchange date with respect to your investment in PEPS. If the reference property value per PEPS
is greater than $   (the threshold appreciation price), you will receive in
exchange for each PEPS   % of the reference property per PEPS, resulting in
your receiving only   % of the appreciation in value of the reference property
above $  . If the reference property value per PEPS is greater than $   (the
initial price) but less than or equal to $   (the threshold appreciation
price), you will receive in exchange for each PEPS only reference property with an aggregate then-current value equal to $ , resulting in your receiving none of the appreciation in value of the reference property. If the reference
property value per PEPS is less than or equal to $   (the initial price), you
will receive in exchange for each PEPS 100% of the reference property per PEPS, regardless of the value of the reference property, resulting in your realizing the entire loss on the decline in value of the reference property.

   Extension and Acceleration of the Exchange Date at the Option of Seagate Technology

   Seagate Technology will have the right under the contract, on 30 business days' notice to us, to extend the exchange date to February 15, 2003. If Seagate Technology elects to extend the exchange date, Seagate Technology will then have the right in connection with a rollover offering, by notice to us by 4:00 P.M., New York City time, on the date of pricing of the rollover offering, to accelerate the exchange date from February 15, 2003 to the second business day following the closing date of the rollover offering. Accordingly, a rollover offering must be priced not earlier than November 15, 2002 nor later than February 9, 2003. Seagate Technology will have the right to extend the exchange date only if at least one nationally recognized statistical rating agency has rated Seagate Technology's unsecured long-term debt equal to or higher than B- (if by Standard & Poor's Rating Services) or B3 (if by Moody's Investors Service) or their respective equivalent.

   If Seagate Technology elects to extend the exchange date, then the exchange amount will be calculated as of the extended exchange date. If Seagate Technology elects to extend and then accelerate the exchange date, then the exchange amount will be calculated as set forth below under "--Rollover Offering." In either case, your receipt of shares or cash (or a combination thereof) will be delayed until following the extended or accelerated exchange date, and you will receive an additional partial cash distribution on your PEPS on the extended or accelerated exchange date.

   The amount of the additional distribution on the PEPS will be equal to the regular quarterly distribution on the PEPS of $ , prorated to reflect the number of days by which the exchange date is ultimately extended beyond November 15, 2002. For example, if the exchange date were extended to February 15, 2003 and then accelerated to January 15, 2003 (i.e., two-thirds of the time between November 15, 2002, the originally scheduled exchange date, and February 15, 2003), the additional distribution would be equal to $ , or two-thirds of the regular quarterly distribution. If Seagate Technology elects to extend the exchange date, Seagate Technology will be required to deliver to the collateral agent additional treasury securities sufficient to fund the additional distribution.

   If Seagate Technology has elected to extend the exchange date, on or prior to the twenty-sixth business day before the originally scheduled exchange date, we will notify the Depositary, if the PEPS are then held in book-entry form, and issue a press release to Reuters Economic Service and Bloomberg Business News stating this fact.

   Rollover Offering

   If Seagate Technology elects to extend the exchange date, then Seagate Technology will have the right to finance an all-cash settlement of the forward purchase contract in whole or in part with the proceeds of a rollover offering, provided that if this cash payment is financed only in part with the proceeds of a rollover offering, not less than half of the payment will be so financed. A "rollover offering" is an offering of securities in which all or a portion of the proceeds are ultimately received by Seagate Technology. The securities offered in any rollover offering may be substantially similar to the PEPS.

   If Seagate Technology elects to finance the cash settlement of the forward purchase contract in whole or in part with the proceeds of a rollover offering, then the "reference property value per PEPS" will equal the then-current value of the reference property per PEPS on the date of pricing of the rollover offering and, if the reference property includes any reference security, the then-current value of the reference security for the purpose of determining the reference property value per PEPS will be the closing market price per unit of the reference security on the date of pricing of the rollover offering.

   Reference Property Adjustments

   The amount and type of reference property that we are entitled to receive under the forward purchase contract, and therefore that you will receive on or shortly after the exchange date, is subject to adjustment under the antidilution provisions in the forward purchase contract, which are designed to protect Seagate Technology and you against the dilutive or concentrative effects on any reference security of the following corporate events, which we refer to as a "dilution event".

     (1) If the "issuer" of any reference security subdivides or splits the outstanding units of the reference security into a greater number of units, combines the outstanding units of the reference security into a smaller number of units or reclassifies the outstanding units of the reference security into units of another of the issuer's securities, then the reference property per PEPS will be adjusted to include the number of units of the reference security or other security of the issuer that a holder of the reference security would have been entitled to receive as a result of the dilution event had the holder held, immediately prior to such dilution event, the number of units of the reference security that were then part of the reference property per PEPS. Every adjustment of the type described in this paragraph (1) will be made successively.

     (2) If the issuer grants rights or warrants to all holders of any reference security entitling them to subscribe for or purchase any of its securities or other property for a period ending before the fifteenth calendar day following the exchange date (other than rights to purchase reference security units pursuant to a plan for the reinvestment of dividends or interest), then the reference property per PEPS will be adjusted to include cash as follows. The amount of cash will equal the fair market value of each right or warrant on the fifth business day after the date the holders of the reference security receive their rights or warrants (the "receipt date") multiplied by the product of (A) the number of rights or warrants issued for each unit of the reference security and (B) the number of units of the reference security that are part of the reference property per PEPS immediately before the issuance takes place, without any interest. To determine this fair market value, we will select the bid of the recognized securities dealer in The City of New York that provides the highest net bid as of approximately 10:00 A.M. (New York City time) on the fifth business day after the receipt date, for settlement three business days later, from among the bids of three such dealers (or less than three if three such dealers are not providing bids) for the purchase by that dealer of the number (the "aggregate number") of rights or warrants that a holder of the reference security would have received if the holder held, on the record date for determination of holders entitled to receive the rights or warrants (the "record date"), a number of units of the reference security equal to the product of (1) the aggregate number of outstanding PEPS as of the record date and (2) the number of units of the reference security that were part of the reference property per PEPS on the record date. The fair market value of each right or warrant will be the quotient of (x) such highest net bid divided by (y) the aggregate number. Each adjustment of the type described in this paragraph (2) will become effective on the fifth business day after the receipt date. If for any reason we are unable to obtain the required bid on the fifth business day after the receipt date, we will attempt to obtain bids at successive intervals of three months thereafter and on the third business day before the exchange date until we obtain the required bid or, if the PEPS are to be exchanged on an earlier date, until the third business day before that date. From the date of issuance of rights or warrants until the required bid is obtained or those efforts end on the third business day prior to the exchange date or any such earlier date, the reference property per PEPS will include the number of those rights or warrants issued for each unit of the reference security multiplied by the number of units of the reference security that are part of the reference property per PEPS immediately before the issuance of those rights or warrants, and those rights or warrants constituting part of the reference property per PEPS will be deemed for all purposes to have a fair market value of zero.

     (3) If the issuer pays a dividend, makes a distribution to all holders of any reference security of cash, securities or other property, issues rights or warrants to subscribe for or purchase any of its securities or other property (each, a "distributed asset"), then the reference property per PEPS will be adjusted to include the number and amount of each type of distributed asset received for each unit of the reference security multiplied by the number of units of the reference security that are part of the reference property per PEPS immediately before the dividend, distribution or issuance. However, no adjustment of the type described in this paragraph (3) shall be made for (a) any cash dividend on any reference security consisting of capital stock, which dividend is required by the terms of such security or is not an extraordinary cash dividend (as defined below), (b) any payment of interest on any reference security consisting of an evidence of indebtedness, (c) any dividend or distribution referred to in clause (1) or
  (2) above and (d) distributed in connection with a reorganization event.

   An "extraordinary cash dividend" means, with respect to any reference security consisting of capital stock, any cash dividend on the reference security that, together with all cash dividends on the reference security occurring in the preceding 12-month period (or, if the reference security was not outstanding at the commencement of that 12-month period, occurring in the shorter period during which the reference security was outstanding) exceeds on a per share basis 10% of the then-current value of the reference security on the date the dividend was declared. However, the amount of cash dividends paid on a per share basis will be appropriately adjusted to reflect the occurrence during that 12-month period (or the shorter period during which the reference security was outstanding) of any dilution event with respect to such reference security.

   If any of the following events, which we refer to as a "reorganization event," shall occur:

     (A) any consolidation, merger or conversion of an issuer with or into another entity (other than a consolidation, merger or conversion in which the issuer is the continuing corporation and in which the units of each reference security of that issuer outstanding before the consolidation, merger, or conversion are not exchanged for cash, securities or other property of the issuer or another entity),

     (B) any sale, transfer, lease or conveyance to another corporation of the property of an issuer as an entirety or substantially as an entirety,

     (C) any statutory exchange of securities of an issuer with another entity (other than in connection with a merger or acquisition), or

     (D) any liquidation, dissolution, winding up or bankruptcy of an issuer,

then the reference property per PEPS will be adjusted to include, in lieu of the number of units of each reference security of the issuer that were part of the reference property per PEPS immediately before the effective date of the reorganization event, cash in an amount equal to the then-current value, as of the exchange date, of the amount or number of any cash, securities and/or other property owned or received in the reorganization event for each unit of the reference security multiplied by the number of units of the reference security that were part of the reference property per PEPS immediately before the effective date of the reorganization event. However, if any marketable securities are received by holders of any reference security in a reorganization event, Seagate Technology may, at its option, elect to include those marketable securities in the reference property per PEPS in lieu of cash. The number of units of those marketable securities included in the reference property per PEPS will be equal to the number owned or received in the reorganization event for each unit of the reference security multiplied by the number of units of the reference security that were part of the reference property per PEPS immediately before the effective date of the reorganization event, and those marketable securities will be included in the reference property per PEPS in lieu of an amount of cash equal to the then-current value, as of the exchange date, of the marketable securities so included. "Marketable securities" means shares of common equity securities listed on a U.S. national securities exchange or any foreign securities exchange or quoted on the National Market System of the Nasdaq Stock Market.

   If a reorganization event permits holders of a reference security to elect to own or receive either marketable securities or cash and/or other securities or property, or a combination, for purposes of determining the reference property adjustments, we will assume that each holder of a reference security has elected to own or receive the maximum possible amount of marketable securities. You are responsible for the payment of any and all brokerage and other transaction costs upon any sale of any marketable securities received by you.

   Within ten business days after the event that requires a reference property adjustment (or as soon as practicable after we become aware of the event), we are required to provide to you written notice of the event and a statement in reasonable detail setting forth the amount or number of each type of reference property per PEPS, as adjusted.

   We will not adjust the reference property per PEPS for other events, including any offerings by SanDisk of SanDisk common stock for cash or in connection with acquisitions. Likewise, we will not adjust the reference property per PEPS for any sales of SanDisk common stock by Seagate Technology.

   Collateral Arrangements; Acceleration

   We have entered into a Security and Pledge Agreement with Seagate Technology and The Bank of New York, as collateral agent, pursuant to which Seagate Technology will secure its obligations under the forward purchase contract by pledging to us the maximum number or amount of each type of reference property that Seagate Technology may be required to deliver under
the forward purchase contract (initially    shares of SanDisk common stock).
Unless Seagate Technology is in default of its obligations under the forward purchase contract or the Security and Pledge Agreement, it will be permitted to substitute short-term, direct obligations of the U.S. government for the pledged reference property. Any U.S. government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than 150% of the aggregate then-current value of each type of reference property that would otherwise be pledged. From and after any insufficiency determination (as defined below), Seagate Technology must cure the deficiency by 4:00 P.M., New York City time, on the fifth business day following the day on which notice thereof is given.

   The collateral agent will promptly pay over to Seagate Technology any dividends, interest, principal or other payments it receives on any collateral pledged by Seagate Technology, including any substitute collateral, unless Seagate Technology is in default of its obligations under the forward purchase contract or the Security and Pledge Agreement or unless the payment would cause the collateral to become insufficient. Seagate Technology will have the right to vote any pledged units of any reference security for so long as those units are owned by it, unless Seagate Technology is in default of its obligations under the forward purchase contract or the Security and Pledge Agreement.

   If the collateral agent makes an "insufficiency determination" that the U.S. government obligations pledged as substitute collateral fail to meet the valuation requirements described above or that Seagate Technology has failed to pledge additional collateral that may be required as a result of an adjustment to the reference property, and the failure is not cured by 4:00 P.M., New York City time, on the fifth business day following the day on which the collateral agent gives notice of the insufficiency determination, then the collateral agent will, if practicable, sell the U.S. government obligations and use the proceeds to purchase each type of reference property in the numbers or amounts necessary to cause the collateral pledged to meet the requirements of the Security and Pledge Agreement. The collateral agent will discontinue these sales and purchases if at any time a collateral event of default has occurred and is continuing.

   A "collateral event of default" means, at any time:

      (A) if no U.S. government obligations are pledged as substitute collateral, the collateral pledged does not consist of at least the maximum number or amount of each type of reference property that Seagate Technology may be required to deliver under the forward purchase contract (as adjusted as a result of any dilution event or reorganization event); and

      (B) if any U.S. government obligations are pledged as substitute collateral, the U.S. government obligations do not have a market value at that time of at least 105% of the difference between (x) the aggregate then-current value of the maximum number or amount of each type of reference property that Seagate Technology may be required to deliver under the forward purchase contract (as adjusted as a result of any dilution event or reorganization event) and (y) the aggregate then-current value of the number or amount of each type of reference property then pledged as collateral.

   A "default," which means a collateral event of default or the bankruptcy or insolvency of Seagate Technology, will automatically accelerate Seagate Technology's obligations under the forward purchase contract. If there is a default, Seagate Technology will be required to deliver a number or amount of each type of reference property, allocated as proportionately as practicable, with an aggregate then-current value as of the acceleration date equal to the aggregate acceleration value, and Seagate Technology will not have the option to deliver cash in lieu of reference property. The "aggregate acceleration value" will be based on an "acceleration value" derived from quotations we receive from independent dealers. Each independent dealer will quote an amount that it would require to be paid to enter into an agreement with us that would have the effect of preserving our rights to receive the number or amount of each type of reference property under a portion of the forward purchase contract that corresponds to 1,000 PEPS. We will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the acceleration date. If we receive four quotations, the acceleration value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If we receive only two or three quotations, the acceleration value will be the arithmetic mean of all of the quotations. If we receive only one quotation, the acceleration value will be that quotation. The aggregate acceleration value will be computed by dividing the acceleration value by 1,000 and multiplying the quotient by the number of outstanding PEPS. If no quotations are provided, the aggregate acceleration value will be the aggregate then-current value on the acceleration date of the aggregate number or amount of each type of reference property that would be required to be delivered if the exchange date were the acceleration date. If there is a default, the number or amount of each type of reference property delivered to you will be based solely on the aggregate acceleration value.

   If there is a default, the collateral agent will distribute to us, and we will distribute to you proportionately, reference property then pledged, or cash generated from the liquidation of the U.S. government obligations then pledged, or a combination, so that the aggregate then-current value of that reference property or cash distributed equals the aggregate acceleration value. In addition, if by the exchange date any substitute collateral has not been replaced by sufficient reference property, the collateral agent will distribute to us, and we will, after satisfaction of creditors as permitted by applicable law, distribute to you proportionately, the reference property then pledged plus cash generated from the liquidation of U.S. government obligations then pledged with an aggregate then-current value equal to the aggregate then-current value of the reference property required to be delivered by Seagate Technology under the forward purchase contract. See "-- Trust Dissolution."

   Fractional Interests Under the Forward Purchase Contract

   Seagate Technology will not be required to deliver any fractional units of any reference security. Instead of any fractional unit that would otherwise be delivered to fulfill Seagate Technology's obligations under the forward purchase contract, we will receive an amount in cash equal to the then-current value of that fractional unit as of the exchange date.

   To the extent it is practical to do so, Seagate Technology will deliver fractional interests of any reference property other than cash or a reference security. To the extent that it is not practical to do so, in lieu of delivering any fractional interest that would otherwise be delivered, the Trust will receive an amount in cash equal to the then-current value of that fractional unit as of the exchange date.

Seagate Technology

   Specific information about Seagate Technology's holdings of SanDisk common stock and other relationships with SanDisk is included or incorporated by reference in the accompanying SanDisk prospectus.

SanDisk Corporation

   SanDisk Corporation designs, manufactures and markets flash memory storage products that are used in a wide variety of electronic systems. SanDisk has designed its flash memory storage solutions to address the storage requirements of emerging applications in the consumer electronics and communications/industrial markets. Its products are used in a number of rapidly growing consumer electronics applications, such as digital cameras, personal digital assistants, MP3 portable music players, digital video recorders and smart phones, as well as in communications and industrial applications, such as communications routers and switches, wireless communications, point-of-sale terminals, transportation systems and medical instrumentation. SanDisk is the world's leading provider of flash memory storage card products, with approximately 35% market share in 1998, according to International Data Corporation. In the quarter ended June 30, 1999, SanDisk shipped over one million flash memory cards and flash chip sets.

   SanDisk's products include removable CompactFlash cards, FlashDisk cards, MultiMediaCard products, embedded FlashDrives and FlashChipSet products with storage capacities ranging from 2 megabytes to 440 megabytes. These products are designed to meet the storage requirements of emerging consumer electronics and communications/industrial applications, including non-volatility, which is the ability to retain information with the power supply turned off, small size, high reliability, low operating power consumption and the capability to withstand high levels of shock and vibration and extreme temperature fluctuations. In addition, SanDisk recently announced a collaboration with Matsushita Electric Industrial Co., Ltd. and Toshiba Corporation under which it will jointly develop and promote a next generation flash memory card called the Secure Digital Memory Card.

   The SanDisk common stock is traded on the Nasdaq National Market under the symbol "SNDK." The following table sets forth, for the periods indicated, the reported high and low last sale prices of the shares of SanDisk common stock on the Nasdaq National Market (adjusted for any stock splits or stock dividends).

      Year Ended December 31, 1997:                          High     Low
      -----------------------------                          ----     ----
      Quarter
      First................................................. $13 1/4  $ 8 7/8
      Second................................................  14 1/2    9 3/4
      Third.................................................  34 1/8   14 5/8
      Fourth................................................  39 5/8   18 7/16
      Year Ended December 31, 1998:                          High     Low
      -----------------------------                          ----     ----
      Quarter
      First................................................. $25 7/16 $17 3/16
      Second................................................  24 7/8   13 3/8
      Third.................................................  14 5/8    7 1/2
      Fourth................................................  14 7/16   5 7/8
      Year Ended December 31, 1999:                          High     Low
      -----------------------------                          ----     ----
      Quarter
      First................................................. $ 37     $12 11/16
      Second................................................  44 1/2   19 1/4
      Third.................................................  94 1/8   41 3/8
      Fourth (through October [  ], 1999)...................  [    ]   [    ]

   As of August 6, 1999, there were 177 holders of record of the SanDisk common stock, including Cede & Co., a nominee of The Depository Trust Company. Cede & Co. holds shares of SanDisk common stock on behalf of an indeterminate number of beneficial owners.

   SanDisk has not paid any dividends since its inception. SanDisk's board of directors has absolute discretion to decide whether or not to pay dividends in the future. We anticipate that the board of directors' decision regarding dividends will depend upon SanDisk's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and any other factors SanDisk's board of directors believes to be relevant.

   Even if SanDisk's board of directors were to decide to pay a dividend, you would generally not be entitled to receive the dividend unless you had already exchanged your PEPS for SanDisk common stock. In addition, the applicable record date for determining stockholders entitled to receive the dividend would have to occur after you had received your SanDisk common stock. See "Risk Factors--You Will Have No Shareholder Rights With Respect to any Reference Securities."

   We are not affiliated with SanDisk. SanDisk will not receive any of the proceeds from the offering, and has no obligations with respect to the PEPS. This prospectus relates only to the PEPS being offered, and does not relate to SanDisk or the SanDisk common stock. SanDisk has filed a registration statement with the SEC to register the shares of SanDisk common stock that you may receive when you exchange your PEPS. The registration statement contains the SanDisk prospectus that includes information relating to SanDisk and the SanDisk common stock, including risk factors relevant to an investment in the SanDisk common stock. The SanDisk Prospectus is attached to this prospectus and is being delivered to you only as a convenience. The SanDisk Prospectus is not part of this prospectus, and it is not incorporated by reference into this prospectus. See "Risk Factors--No Affiliation Between the Trust and SanDisk."

Enhanced Yield; Less Potential for Equity Appreciation than SanDisk Common Stock; No Depreciation Protection

   Owning a PEPS is not the same as owning a share of SanDisk common stock. Cash distributions on the PEPS will be treated as a return of your basis in your treasury securities and will not result in a separate income inclusion in addition to the recognition of original issue discount on your treasury securities. The PEPS will provide you with a current distribution yield that is higher than the current dividend yield on the SanDisk common stock, which currently does not pay any dividends. However, there can be no assurance that the yield on the PEPS will be higher than the dividend yield on the SanDisk common stock in the future. In addition, your opportunity to benefit from appreciation in the price of SanDisk common stock by investing in PEPS is less than you would have if you invested directly in SanDisk common stock, because the value of the reference property you receive when you exchange your PEPS will be greater than the issue price you paid to purchase your PEPS only if the reference property value per PEPS is greater than the threshold appreciation price of $ . Even if the reference property value per PEPS is greater than the threshold appreciation price, because each PEPS will in that
case entitle you to receive only   % of the reference property per PEPS, you
will receive only   % (the percentage equal to the initial market price
divided by the threshold appreciation price) of any appreciation in the value of the reference property above the threshold appreciation price. However, if the reference property value per PEPS is less than the initial market price, you will bear the entire decline in value of the reference property. See "Risk Factors--PEPS Give You Less Opportunity for Equity Appreciation than SanDisk Common Stock." Additionally, because the reference property value per PEPS is generally determined based on a 20 trading day average, the value of a share of SanDisk common stock or other reference property distributed in exchange for your PEPS may be more or less than the reference property value per PEPS used to determine the number or amount of reference property you will receive.

The U.S. Treasury Securities

   We will purchase and hold the treasury securities, which will have face amounts and maturities that approximately correspond to the amounts and payment dates of the quarterly distributions you will receive on your PEPS. Up
to   % of our total assets may be invested in these treasury securities. If the forward purchase contract is accelerated as described under "--The Forward Purchase Contract--Collateral Arrangements; Acceleration," we will liquidate the treasury securities and, after satisfaction of creditors as permitted by applicable law, distribute the proceeds, less expenses, to you proportionately, together with other amounts distributed upon acceleration.

   If you acquired PEPS from the underwriter at the initial public offering price on the date the PEPS were first offered for sale, the following table contains information regarding your quarterly distributions, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing on the treasury securities, assuming a yield-to-maturity accrual election for short-term treasury securities. See "Certain Tax Considerations."

                                              Annual
                                              Return
                             Annual Gross       of
         Annual Gross     Distributions from  Capital   Annual Inclusion of
      Distributions from  Treasury Securities   per   Original Issue Discount
Year  Treasury Securities      per PEPS        PEPS     in Income per PEPS
----  ------------------- ------------------- ------- -----------------------
1999        $                   $             $               $
2000
2001
2002

   We will make quarterly distributions of $   per PEPS on each February 15,
May 15, August 15 and November 15, or on the next business day if that date is not a business day, beginning February 15, 2000, if you are the holder of record as of the preceding February 1, May 1, August 1 and November 1. Our quarterly distributions will consist solely of the cash we receive from the proceeds of the treasury securities as they mature.

Temporary Investments

   For cash management purposes, we may invest the proceeds of the treasury securities and any other cash we hold in short-term obligations of the U.S. government maturing no later than the business day before the next distribution date.

Trust Dissolution

   Our trust will dissolve on or shortly after the exchange date, or earlier if the forward purchase contract is accelerated as described above. We have adopted a fundamental policy that we will not dispose of the forward purchase contract during our term, though under the circumstances described above the forward purchase contract may terminate before the exchange date. If a default occurs with respect to Seagate Technology, our Trust will dissolve and our assets other than the forward purchase contract will be liquidated. Upon dissolution, our assets will include proceeds received from the liquidation and any assets received under the forward purchase contract, less any expenses, which will, after satisfaction of creditors as permitted by applicable law, be distributed proportionately to you. See "--The Forward Purchase Contract--Collateral Arrangements; Acceleration."

Fractional Interests Upon Dissolution

   We will not distribute to you on the exchange date any fractional units of any reference security, or fractional interests of any reference property other than cash or a reference security. All fractional units or interests to which you would otherwise be entitled on the exchange date will be aggregated and liquidated and, in lieu of the fractional units or interests to which you would otherwise have been entitled, you will receive a proportionate share of the proceeds from the liquidation, net of any brokerage or related expenses.

                            INVESTMENT RESTRICTIONS

   We have adopted a fundamental policy that we will not:

  . purchase any securities or instruments other than the treasury securities, the forward purchase contract and any reference security received under the forward purchase contract and, for cash management purposes, short-term obligations of the U.S. government;

  .  issue any securities or instruments except for the PEPS;

  .  make short sales or purchase securities on margin;

  .  write put or call options;

  .  borrow money;

  .  underwrite securities of other issuers;

  . purchase or sell real estate and real estate mortgage loans, commodities or commodities contracts;

  .  make loans;

  .  invest less than 65% of our portfolio in the forward purchase contract;

  . take any action that would cause us not to be a "grantor trust" under the Internal Revenue Code;

  .  dispose of the forward purchase contract during our term; and

  . unless we dissolve earlier than the exchange date if a default occurs, dispose of the treasury securities before their maturity dates.

   We cannot change these fundamental policies without the vote of 100% of the outstanding PEPS. Unless expressly designated as fundamental, all other policies of the Trust may be changed by our trustees without your approval.

   Because of the foregoing fundamental policies, our investments will be concentrated initially in the flash memory storage industry, which is the industry in which SanDisk currently operates. However, if in the future SanDisk diversifies its operations into one or more other industries, or if the reference property includes a reference security of an issuer that operates in another industry, our investments will be less concentrated in the flash memory storage industry. See "Risk Factors--Our Portfolio is Not Diversified."

                                 RISK FACTORS

   You should carefully consider each of the following risks and all of the other information set forth in this prospectus and the accompanying SanDisk Prospectus before deciding to invest in the PEPS.

We Will Not Actively Manage our Portfolio

   Unlike a typical closed-end investment company, we will not have an investment advisor to manage our portfolio. Instead, we will be internally managed by our trustees. See "Management Arrangements." We have adopted a fundamental policy that we may not dispose of the forward purchase contract before our term expires. Similarly, unless a default occurs and we dissolve earlier than the exchange date, we will not dispose of the treasury securities before their maturity dates. As a result, we will continue to hold the forward purchase contract despite any significant decline in the value of the SanDisk common stock, or any other reference property, or any adverse change in the financial condition of SanDisk or any other issuer.

Our Portfolio is Not Diversified

   We are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Our assets will consist almost entirely of the forward purchase contract and the treasury securities. As a result, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

You Bear the Risk of Any Loss in the Value of SanDisk common stock

   The PEPS are similar to ordinary equity securities in that the aggregate value of the SanDisk common stock or other reference property or cash that you will receive on or shortly after the exchange date is not fixed, but is based on the value of the SanDisk common stock, or other reference property, which may be more or less than the initial market price. See "Investment Objective and Policies--The Forward Purchase Contract." If the reference property value per PEPS is less than the initial market price, then you will receive assets with a value less than the issue price you paid to purchase the PEPS, in which case your investment in PEPS will result in a loss, and you will bear the entire decline in value. Accordingly, you are assuming the risk that the market value of the SanDisk common stock may decline, and that such decline may be substantial. If SanDisk is insolvent or bankrupt when you receive SanDisk common stock, you may lose your entire investment.

   In addition, because the then-current value of any reference security is determined over a 20 trading day averaging period, except in the case of a rollover offering, the actual market price of SanDisk common stock or other reference security that you receive on or shortly after the exchange date may be less than the reference property value per PEPS. For example, if the value of SanDisk common stock is continuously falling during the averaging period, the actual market price on the exchange date of the SanDisk common stock that you receive may be less than the reference property value per PEPS.

PEPS Give You Less Opportunity for Equity Appreciation than SanDisk Common
Stock

   Owning a PEPS is economically different from owning a share of SanDisk common stock. An investment in PEPS offers you less opportunity to realize any appreciation in the value of SanDisk common stock over its current value than does a direct investment in SanDisk common stock. The amount you receive when you exchange your PEPS will be greater than the issue price you paid to purchase the PEPS only if the reference property value per PEPS is greater than the threshold appreciation price. The threshold appreciation price of $
represents an appreciation of   % over the initial market price. In addition,
you are entitled to receive only   % (the percentage equal to the initial
market price divided by the threshold appreciation price) of any appreciation in the reference property value per PEPS above the threshold appreciation price. See "Investment Objective and Policies--The Forward Purchase Contract."

Trading Prices of the PEPS May Be Influenced by Many Unpredictable Factors

   Many factors, all of which are beyond our control, will influence the value of the PEPS. We expect that the market value of the SanDisk common stock will affect the value of the PEPS more than any other factor. The trading price of the SanDisk common stock may fluctuate significantly and experience significant volatility. Factors that may affect the trading prices of the SanDisk common stock and the PEPS include:

  .  the operating results and future prospects of SanDisk;

  .  the health of the industry in which SanDisk operates;

  . economic, financial and political events that affect the capital markets generally;

  . sales of substantial amounts of SanDisk common stock after the offering of the PEPS (which could occur, among other reasons, in connection with hedging or arbitrage of investors' positions in the PEPS--see "--The Issuance of the PEPS May Adversely Impact the Market for the SanDisk Common Stock") or the perception that these sales could occur;

  . the volatility (frequency and magnitude of changes in price) of the SanDisk common stock;

  .  the dividend rate on the SanDisk common stock;

  .  interest and yield rates in the capital markets generally; and

  .  the time remaining until the exchange date.

   The capital markets in general have experienced extreme volatility that often has been unrelated to the operating performance of particular companies. These broad market and industry fluctuations may cause declines in the value of the SanDisk common stock and the PEPS regardless of the actual operating performance of SanDisk.

The Issuance of the PEPS May Adversely Impact the Market for the SanDisk common stock.

   Investors' anticipation that Seagate Technology may deliver to us under the
forward purchase contract SanDisk common stock representing approximately   %
of the currently outstanding shares of SanDisk common stock could cause the price of the SanDisk common stock to be unstable or to fall. In addition, the following events may occur as a result of the issuance of the PEPS, which events may also adversely affect the price of the SanDisk common stock:

  . sales of SanDisk common stock by investors who prefer to invest in SanDisk by purchasing PEPS;

  . short sales of SanDisk common stock by holders of PEPS who wish to hedge their investment in SanDisk; or

  . arbitrage trading activity between the PEPS and the SanDisk common stock.

You Bear Some Market Risk if Seagate Technology Elects the Cash Settlement
Option

   If Seagate Technology decides to exercise the cash settlement option, the amount of cash we will receive in lieu of any reference security will be based on the average of the closing prices of that reference security for the 20 trading day period ending immediately before the second trading day prior to the exchange date (except in the case of a rollover offering). The price of the SanDisk common stock or any other reference security that you may receive as a result of dilution adjustments will be subject to market fluctuations during that period. The amount of cash you receive on the exchange date may be less than the value of the SanDisk common stock or other reference securities that you would have received on the exchange date had Seagate Technology not exercised the cash settlement option. For example, if Seagate Technology elects to exercise the cash settlement option and the value of the SanDisk common stock is continuously rising during the averaging period, the average of the closing prices of the SanDisk common stock over the averaging period may be lower than the value of the SanDisk common stock otherwise deliverable on the exchange date.

   The forward purchase contract will be collateralized only by a pledge of the maximum number or amount of each type of reference property that Seagate Technology may be required to deliver under the forward purchase contract or, at Seagate Technology's option, by U.S. government obligations. Therefore, you bear the risk that Seagate Technology's obligation to deliver cash to us will not be fully collateralized if it elects the cash settlement option and the value of the SanDisk common stock or other reference securities falls during the averaging period so that the value of the reference property pledged to us is less than the amount of cash that Seagate Technology is obligated to deliver to us under the forward purchase contract. See "Investment Objective and Policies--The Forward Purchase Contract."

The Amount You Receive and the Timing of Exchange Will Be Affected If the Contracting Stockholder Elects to Extend the Exchange Date or Engage in a Rollover Offering

   Seagate Technology will have the right under the forward purchase contract, on 30 business days' notice to us, to extend the exchange date to February 15, 2003. Seagate Technology will have the right to extend the exchange date only if at least one nationally recognized statistical rating agency has rated Seagate Technology's unsecured long-term debt equal to or higher than B- (if by Standard & Poor's Rating Services) or B3 (if by Moody's Investors Services) or their respective equivalents. If Seagate Technology elects to extend the exchange date, Seagate Technology will then have the right in connection with a rollover offering, by notice to us by 4:00 P.M., New York City time, on the date of pricing of the rollover offering, to accelerate the exchange date to the second business day following the date of closing of the rollover offering. If Seagate Technology elects to extend the exchange date, then the exchange amount will be calculated as of the extended exchange date. If Seagate Technology elects to extend and then accelerate the exchange date, then the exchange amount will be calculated as set forth above under "Investment Objective and Policies--The Forward Purchase Contract--Extension and Acceleration of the Exchange Date at the option of the Contracting Shareholder." In either case, your receipt of shares or cash or a combination of shares and cash will be delayed until following the extended or accelerated exchange date. Seagate Technology might elect to extend the exchange date if the market price of SanDisk common stock were higher than its basis in the common stock, or if it is contemplating a rollover offering (which will depend on market conditions at the time). It is less likely that Seagate Technology would elect to extend the exchange date if the market price of SanDisk common stock were lower than at the time the forward purchase contract was entered into. We will have no control over whether Seagate Technology will elect to extend the exchange date or finance an all-cash settlement of the forward purchase contract.

   If Seagate Technology elects to finance an all-cash settlement of the forward purchase contract in whole or in part with the proceeds of a rollover offering, then the "reference property value per PEPS" will be equal to the then-current value of the reference property per PEPS on the date of pricing of the rollover offering and, if the reference property includes any reference security, the "then-current value" of the reference security for the purpose of determining the reference property value per PEPS will be the closing market price per unit of the reference security on the date of pricing of the rollover offering. Therefore, the number or amount of each type of reference property or the amount of cash or a combination of reference property and cash that you receive in exchange for your PEPS may be less than or greater than the number or amount that you would have received if Seagate Technology had not elected to extend or accelerate the exchange date or to engage in a rollover offering. In addition, if Seagate Technology elects to finance the cash settlement of the forward purchase contract with the proceeds of a rollover offering, you will only receive notice of the rollover offering, and of the fact that you will receive cash in exchange for your PEPS, on the pricing date of the rollover offering.

   In addition, if Seagate Technology engages in a rollover offering, the amount of cash you will receive for your PEPS will be based on a single closing market price for any reference security included in the reference property, rather than an average of closing market prices, and you will only receive notice of the date on which the single closing market price will be determined on the determination date.

You Bear Some Risk if the Stockholder Becomes Bankrupt

   We believe that the forward purchase contract constitutes a "securities contract" for purposes of Title 11 of he United States Code--the "Bankruptcy Code"). Therefore, we believe that if Seagate Technology becomes bankrupt, the forward purchase contract will not be subject to the automatic stay provisions of the Bankruptcy Code. If, however, the forward purchase contract was found not to constitute a "securities contract" for this purpose, the forward purchase contract could become subject to the automatic stay provisions of the Bankruptcy Code or otherwise affected by the bankruptcy proceedings. This could adversely affect the timing of the exchange and the amount of stock or other property that you receive in exchange for your PEPS. We would be required to file a claim in bankruptcy court in order to complete the exchange. This would delay the timing of the exchange and may result in less stock or other property in the exchange than you would otherwise be entitled to receive.

   In addition, if Seagate Technology elects to extend the exchange date, Seagate Technology will be required to deliver to us additional treasury securities sufficient to fund the additional cash distribution that we will make. If Seagate Technology becomes bankrupt after electing to extend the exchange date but before the extended or accelerated exchange date, your receipt of the additional cash distribution may be substantially delayed.

You Will Have No Shareholder Rights With Respect to any Reference Security

   If you invest in PEPS, you will have no rights with respect to any reference security, including voting rights and rights to receive any dividends or other distributions on the reference security, unless you receive the reference securities in exchange for your PEPS. You will have these rights with respect to any reference securities that you receive in exchange for your PEPS only if the applicable record date for determining stockholders entitled to those rights occurs after you have received the reference securities.

   Seagate Technology is not responsible for determining the amount you will receive for your PEPS on or shortly after the exchange date. The forward purchase contract is a commercial transaction and does not create any rights in any third party and is not for the benefit of any third party, including you.

The Number of Shares You Receive Will Not be Adjusted for Potentially Dilutive Events

   SanDisk or any other issuer of reference property is free to issue additional shares of common stock or other securities during the term of the PEPS. Similarly, any stockholder of SanDisk may decide to sell SanDisk common stock at any time. Although the amount of reference property you receive will be adjusted to protect you from the dilutive events specified under "Investment Objective and Policies--The Forward Purchase Contract--Reference Property Adjustments," it will not be adjusted if SanDisk offers SanDisk common stock for cash or as consideration to make an acquisition or if a stockholder sells shares of SanDisk common stock or if SanDisk or anyone else makes a partial tender offer or partial exchange offer for the SanDisk common stock. See "Investment Objective and Policies--The Forward Purchase Contract-- Reference Property Adjustments." Any of these issuances, sales or offers could lead to declines in the value of SanDisk common stock and, because no adjustment is made to the PEPS, in the value of your PEPS. Neither SanDisk nor Seagate Technology has any obligation to consider your interests for any reason.

Your Opportunity for Gain May be Diminished if the PEPS Expire Early

   We are scheduled to dissolve on or shortly after the exchange date, but may dissolve earlier and our assets, other than the forward purchase contract, liquidated if Seagate Technology defaults under the forward purchase contract or the collateral supporting the forward purchase contract is insufficient. On dissolution, the value of the proceeds and assets you receive could be substantially less than the value of what you would have received had we dissolved on the exchange date.

PEPS May be Difficult to Resell

   There may be little or no secondary market for the PEPS. The PEPS are a new security and there currently is no secondary market for them. We have applied to the Nasdaq National Market to list the PEPS for trading under the symbol "SDKP," but we do not know whether active trading in the PEPS will develop and continue even if they are so listed. If there is a secondary market for the PEPS, it may not provide significant liquidity or it may not continue for the life of the PEPS.

   The PEPS may later be delisted or trading in the PEPS on the Nasdaq National Market may later be suspended. If the PEPS are delisted or trading suspended, we will apply to list the PEPS on another national securities exchange or for quotation on another trading market. If the PEPS are not listed or traded on any securities exchange or trading market, or if trading is suspended, you may find it more difficult to obtain pricing information for the PEPS, and the price and liquidity of the PEPS may be adversely affected.

   The underwriter has told us that it currently intends to make a market in the PEPS, although it has no obligation to do so.

PEPS May Trade at a Discount to Net Asset Value

   We are a newly organized closed-end investment company with no previous operating history. Our net asset value may decrease. In addition, shares of closed-end investment companies frequently trade at a discount from their net asset value. It is impossible to predict whether the PEPS will trade at, below or above our net asset value. Since the PEPS are not redeemable, if you wish to dispose of them prior to the exchange date, you must bear the risk that if they do trade at a discount at the time you sell them, you would realize a loss on your investment in the PEPS, regardless of our performance.

No Affiliation Between the Trust and SanDisk

   We are not affiliated with SanDisk. We have no knowledge whether any of the events described under "The Forward Purchase Contract--Reference Property Adjustments" are currently being considered by SanDisk unless those events have been publicly disclosed, and we also have no knowledge of any event that would have a material adverse effect on SanDisk or on the price of the SanDisk common stock. We have no ability to control these events and these events are difficult to predict.

   SanDisk has no obligations with respect to the PEPS or the forward purchase contract, including any obligation to consider our needs or your needs for any reason. SanDisk will not receive any of the proceeds from the offering. SanDisk is not responsible for and has not participated in preparing this prospectus or in determining the number amount or type of property you will receive for your PEPS. SanDisk is not involved with the administration or trading of the PEPS.

Uncertain Tax Treatment

   The law regarding the treatment of the PEPS for United States federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your proportionate share of the forward purchase contract prior to partial or full settlement of the forward purchase contract, there are alternative characterizations that could require you to include more income than would be included under the analysis set forth under "Certain Tax Considerations." Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the PEPS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the PEPS. See "Certain Tax Considerations."

Year 2000 Risks

   Many existing computer systems use only two digits to identify a year in the date field. These systems, if not corrected, could fail or create erroneous results by or at the year 2000. This "Year 2000" issue is believed to affect virtually all companies and organizations. Although we will not conduct any operations, we will be exposed to the risk that the trust administrator, custodian under the collateral agreement and the transfer agent, registrar and paying agent for the PEPS will be adversely affected by the Year 2000 problem. We intend to assess whether such service providers are, or will on a timely basis be, Year 2000 compliant.

Risks Factors relating to SanDisk

   You should carefully consider the information in the SanDisk Prospectus, including the risk factors relating to SanDisk beginning on page 7 of the SanDisk Prospectus.

                            DESCRIPTION OF THE PEPS

   Each PEPS represents an undivided beneficial interest in our trust, and a total of PEPS will be issued in the offering, assuming the underwriter does not exercise its over-allotment option. You are entitled to your proportionate share in our remaining assets available for distribution if we dissolve and liquidate. PEPS have no preemptive, redemption or conversion rights. The PEPS, when issued and delivered to you against payment of the purchase price, will be fully paid and nonassessable undivided beneficial interests in our assets.

   You are entitled to one vote for each PEPS you hold on all matters to be voted on by holders of PEPS. You cannot cumulate your votes in the election of trustees. We intend to hold annual meetings as required by the rules of the Nasdaq National Market. You have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding PEPS, to remove any of our trustees. The trustees will call a meeting for holders to vote on the removal of a trustee upon the written request of the record holders of 10% of the PEPS, or to vote on other matters upon the written request of the record holders of 51% of the PEPS, unless substantially the same matter was voted on during the preceding 12 months.

Book-entry System

   The PEPS will be issued in the form of one or more "global securities" deposited with Depository Trust Company, as Depositary, and registered in the name of the Depositary's nominee.

   The Depositary has informed us as follows. The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities for people who have accounts with them ("participants") and to facilitate the clearance and settlement of securities transactions among its participants through electronic book-entry changes in the participants' accounts. This book-entry system eliminates the need to physically move certificates. These participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

   After a Global Security is issued, the Depositary or its nominee will credit the PEPS represented by the Global Security to its participants' accounts. The underwriter will designate the accounts to be credited. Only participants or persons that hold interests through participants may beneficially own the Global Securities. If you are a participant, the Depositary or its nominee will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial ownership interests among participants. If you hold through a participant, the participant will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial interests within the participant. The laws of some jurisdictions may require that purchasers of securities take physical delivery of those securities in definitive form. These laws may impair the ability to transfer beneficial interests in a Global Security.

   So long as the Depositary or its nominee is the registered owner of a Global Security, the Depositary or its nominee will be considered the sole owner or holder of the PEPS represented by that Global Security. Generally, you will not be entitled to have PEPS registered in your name and will not receive or be entitled to receive physical delivery of PEPS in definitive form and will not be considered the owner or holder of the PEPS that you beneficially own.

   Because the Depositary or its nominee is the registered owner or the holder of the Global Securities, we will pay the quarterly distributions and deliver any reference property or any other consideration in connection with the PEPS to the Depositary or its nominee. We expect that the Depositary or its nominee, when it receives a payment or delivery, will immediately credit its participants' account with amounts proportionate to their respective beneficial interests in the Global Securities, according to its records. We also expect that payments by participants to persons who hold through participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name", and will be the responsibility of the participants. None of us, the underwriter, any of our trustees, the administrator (as defined below), the paying agent (as defined below) or the custodian will have any responsibility or liability for any aspect of the records relating to beneficial ownership interests in a Global Security, or payments made on account of beneficial ownership interests or for maintaining, supervising or reviewing any records relating to beneficial ownership interests.

   A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and we do not appoint a successor depositary within ninety days, we will issue PEPS in definitive registered form in exchange for the Global Securities. In this event, you will be entitled to receive PEPS in definitive form registered in your name equal in number to your proportionate interest in the Global Securities.

                            MANAGEMENT ARRANGEMENTS

General

   Our trustees consist of three individuals each of which we refer to as a "trustee." None of the trustees is an "interested person" in us as defined in the Investment Company Act. The trustees are responsible for the overall supervision of our operations and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

   The name of each trustee, his position and his principal occupation during the past five years are set forth below:

  Name, Age and Address        Title        Principal Occupation During Past Five Years
  ---------------------        -----        -------------------------------------------
Donald J. Puglisi, 53.... Managing Trustee Professor of Finance University of Delaware
  Department of Finance
  University
  of Delaware Newark, DE
  19716
William R. Latham, I,
 54......................     Trustee      Professor of Economics University of Delaware
  Department of Economics
  University of Delaware
  Newark, DE 19716
James B. O'Neill, 59.....     Trustee      Professor of Economics University of Delaware
  Center for Economic
  Education &
  Entrepreneurship
  University of Delaware
  Newark, DE 19716

Compensation of Trustees

   Each trustee will be paid a one-time, up-front fee of $10,800 by Seagate Technology. The managing trustee will also receive an additional up-front fee of $3,600 for serving in that capacity. We will not compensate the trustees in any manner, including any pension or retirement benefits. The trustees do not receive any compensation for serving as a trustee or director of any other affiliated investment company.

Portfolio Management and Administration

   We will be internally managed by our three trustees and we will not have an investment adviser. Our portfolio will not be actively managed. The trustees will authorize the purchase of the forward purchase contract and the treasury securities as directed by the Trust Agreement. We have a fundamental policy that the forward purchase contract may not be disposed of during our term and that, unless we dissolve earlier than the exchange date due to a default, we will not dispose of the treasury securities before their maturity dates.

   Seagate Technology and Morgan Stanley & Co. Incorporated will pay all expenses we incur in our operations, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the administrator, the custodian and the paying agent, expenses of registering the PEPS under federal and state securities laws, SEC fees, the trustees' fees, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses and mailing expenses. See "Fee Table" and "--Estimated Expenses."

Administrator

   Our day-to-day affairs will be managed by The Bank of New York, as trust
administrator pursuant to an administration agreement dated as of October   ,
1999. Under the administration agreement, the trustees have delegated most of their operational duties to the administrator. These include the duties to:

  .  receive invoices for and pay all of our expenses;

  . with the approval of the trustees, engage legal and other professional advisors (other than our independent public accountants);

  .  instruct the paying agent to pay any distributions on the PEPS;

  . prepare and mail, file or publish all of our notices, proxies, reports, tax returns and other communications and documents, and keep all of our books and records;

  . at the direction of the trustees, institute and prosecute legal and other appropriate proceedings to enforce our rights and remedies; and

  . make all necessary arrangements with respect to meetings of trustees and any meetings of holders. The administrator will not, however, select our independent public accountants or sell or otherwise dispose of our assets except in connection with an acceleration of the forward purchase contract as described under "Investment Objective and Policies--The Forward Purchase Contract--Collateral Arrangements; Acceleration" or the settlement of the forward purchase contract on the business day before the exchange date.

   The Administration Agreement may be terminated by us or the administrator with 60 days prior written notice, but the agreement may not be terminated until a successor administrator has been chosen and has accepted the administrator's duties.

   Except for its roles as our administrator, custodian, paying agent and registrar and transfer agent and as collateral agent under the Security and Pledge Agreement, The Bank of New York has no other affiliation with us, and is not engaged in any other transactions with us.

   The address of the administrator is 101 Barclay Street, New York, New York 10286.

Custodian

   The custodian or our assets is The Bank of New York pursuant to a custodian
agreement dated as of October   , 1999. Under the custodian agreement, all net
cash we receive will be invested by the custodian in short-term U.S. government securities maturing on or shortly before the next quarterly distribution date. If we terminate the custodian agreement or the custodian resigns, we must engage a new custodian to carry out the duties of the custodian.

   The address of the custodian is 101 Barclay Street, New York, New York
10286.

Paying Agent

   The transfer agent, registrar and paying agent for the PEPS is The Bank of
New York pursuant to a paying agent agreement dated as of October   , 1999. If
we terminate the Paying Agent Agreement or the paying agent resigns, we must engage a new transfer agent, registrar and paying agent to carry out the duties of the paying agent.

   The address of the paying agent is 101 Barclay Street, New York, New York 10286.

Indemnification

   We will indemnify each trustee, the administrator, the paying agent and the custodian with respect to any claim, liability, loss or expense including the costs and expenses of the defense against any claim or liability that they may incur in acting in that capacity, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits this indemnification. Morgan Stanley & Co. Incorporated has agreed to reimburse us for any amounts we pay as indemnification to any trustee, the administrator, the paying agent or the custodian. Morgan Stanley & Co. Incorporated will in turn be reimbursed by Seagate Technology.

Estimated Expenses

   At the closing of the offering, Seagate Technology will pay to each of the administrator, the custodian and the paying agent a one-time, up-front amount in respect of its fee and, in the case of the administrator, our anticipated ongoing expenses over our term. Our organization costs in the amount of $ and estimated costs in connection with the initial registration and public offering of the PEPS in the amount of approximately $ will be paid by Seagate Technology. See "Fee Table."

   The amount payable to the administrator for our anticipated ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to us, including estimates furnished by our agents. Any unanticipated expenses will be paid by Morgan Stanley & Co. Incorporated. Morgan Stanley & Co. Incorporated will in turn be reimbursed by Seagate Technology.

                          DIVIDENDS AND DISTRIBUTIONS

   We will make quarterly distributions from the proceeds of the treasury securities, less any of our expenses. You will receive the first distribution
of $   per PEPS (in respect of the period from October   , 1999 until February
15, 2000) on February 15, 2000 if you are the holder of record on February 1, 2000. After that, we will make quarterly distributions of $ per PEPS on each February 15, May 15, August 15 and November 15, or on the next business day if that date is not a business day, if you are the holder of record as of the preceding February 1, May 1, August 1 and November 1.

                                NET ASSET VALUE

   We will calculate the net asset value of the PEPS on a quarterly basis by dividing the value of our net assets, which is the value of our assets less our liabilities,) by the total number of PEPS outstanding. Our net asset value will be published semi-annually as part of our semi-annual report to you and at other times as the trustees may determine. The treasury securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as we determine in good faith under the direction of the trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The forward purchase contract will be valued at the mean of the bid prices we receive from at least three independent broker-dealer firms who are in the business of making bids on financial instruments similar to the forward purchase contract and with comparable terms.

                          CERTAIN TAX CONSIDERATIONS

   The following discussion sets forth the opinion of Davis Polk & Wardwell, special tax counsel to the Trust, as to certain of the material United States federal income tax consequences that may be relevant to the ownership of a PEPS. This general discussion addresses only initial holders who purchase the PEPS at the public offering price appearing on the cover of this prospectus, and who hold the PEPS as capital assets within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). The discussion set forth below does not address all of the tax consequences that may be relevant to you in light of your particular circumstances or if you are subject to special treatment under federal income tax laws (e.g., rules which apply to certain financial institutions, tax-exempt organizations, dealers in options or securities, traders in securities that elect to mark-to-market, certain former citizens or residents of the United States or persons who hold a PEPS as a part of a hedging transaction or straddle or as part of a "conversion transaction" or a "synthetic security" or other integrated transaction). It also does not discuss the tax consequences of the ownership of the SanDisk common stock.

   The summary set forth below is based on the Code, administrative pronouncements, judicial decisions and existing and proposed Treasury Regulations, changes to any of which subsequent to the date of this prospectus may affect the tax consequences described in this prospectus. No ruling has been requested from the Internal Revenue Service ("IRS") with respect to the PEPS and our tax counsel has advised that, because of the lack of statutory, judicial or administrative authority on point, there are uncertainties regarding the United States federal income tax consequences of an investment in the PEPS. Accordingly, you are urged to consult your tax advisors regarding the United States federal income tax consequences of an investment in the PEPS and with respect to any tax consequences arising under the laws of any state, local or foreign taxing jurisdiction.

   As used in this prospectus, the term "United States holder" means a holder of PEPS that is, for United States federal income tax purposes,

  .  an individual citizen or resident of the United States;

  . a corporation created or organized in or under the laws of the United States or of any political subdivision thereof; or

  . an estate or trust the income of which is subject to United States federal income taxation regardless of its source.

   The term "Non-U.S. holder" means a holder of PEPS that is, for United States federal income tax purposes,

  .  a nonresident alien individual;

  .  a foreign corporation; or

  .  a nonresident alien fiduciary of a foreign estate or trust.

Tax Status of the Trust

   We will be treated as a grantor trust for federal income tax purposes, and income we receive will be treated as income of the holders in the manner set forth below.

Tax Consequences to United States Holders

   The following section applies to you if you are a United States holder.

   Tax Basis of the Treasury Securities and the Forward Purchase Contract. You will be considered the owner of your proportionate share of the stripped treasury securities and the forward purchase contract in our Trust under the grantor trust rules of the Code. The cost to you of your PEPS will be allocated among the your proportionate share of the treasury securities and the forward purchase contract, in proportion to the fair market values thereof on the date on which you acquire your PEPS, in order to determine your tax bases. It is currently anticipated that we will use % and % of the net proceeds of the offering to purchase the treasury securities and as payment under the contract, respectively.

   Recognition of Original Issue Discount on the Treasury Securities. The treasury securities in our Trust will consist of stripped treasury securities. You will be required to treat your proportionate share of each treasury Security in our trust as a bond that was originally issued on the date you purchased your PEPS at an original issue discount equal to the excess of your proportionate share of the amounts payable on that treasury security over your tax basis therefor. You are required (whether you are on the cash or accrual method of tax accounting) to include original issue discount (other than original issue discount on short-term treasury securities, as defined in this prospectus) in income for federal income tax purposes as it accrues, in accordance with a constant yield method. The return on any short-term treasury security (i.e., any treasury security with a maturity of one year or less from the date it is purchased) we hold will also be required to be included in your income as it is accrued. Unless you elect to accrue the return on a short-term treasury security according to a constant yield method, the original issue discount will be accrued on a straight-line basis. Your tax basis in a treasury security will be increased by the amount of any original issue discount included in your income with respect to that treasury security.

   Treatment of the Forward Purchase Contract. You will be treated as entering into a proportionate share of the forward purchase contract and, at the exchange date, as receiving a proportionate share of the reference property or cash delivered to us. You will not recognize income, gain or loss upon entry into the forward purchase contract. You should not recognize income with respect to the forward purchase contract prior to its settlement, except as noted below.

   Sale or Exchange of PEPS Prior to Settlement. Prior to the exchange date, upon the sale or exchange of a PEPS, you will recognize taxable gain or loss equal to the difference between the amount realized on the sale or exchange and your adjusted tax basis in the PEPS. Any gain or loss should generally be long-term capital gain or loss, as the case may be, if at that time the PEPS has been held for more than one year.

   Upon Settlement. On settlement of the forward purchase contract, you should not recognize any gain or loss with respect to any reference property other than cash received with respect to the forward purchase contract. Assuming this treatment is respected, you will have an adjusted tax basis in the reference property equal to the proportionate share of your adjusted tax basis in the forward purchase contract allocable to the reference property. The allocation of adjusted tax basis in the PEPS between cash received, if any, and other reference property received should be based on the relative fair market value, as of settlement, of the cash and the other reference property. Your holding period for any reference property received upon settlement will start on the day after the exchange date.

   With respect to any cash received upon settlement, you will recognize gain or loss, as the case may be, to the extent that your portion of the cash differs from the proportionate share of your adjusted tax basis in the forward purchase contract allocable to the cash received. The character of this gain or loss generally should be capital rather than ordinary and long-term if you have held the PEPS for more than one year. For purpose of this and the preceding paragraphs, cash received on settlement of the forward purchase contract shall not include any amount distributed on account of any extension of the exchange date. The tax treatment of such distribution is discussed below under "Extension of the Maturity of the Forward Purchase Contract."

   Extension of the Maturity of the Forward Purchase Contract. If the maturity of the forward purchase contract is extended, you will be entitled to receive an additional cash payment upon settlement. Although the tax treatment of this additional amount is uncertain, we believe that this additional amount should be taken into account in determining the amount of capital gain or loss you will realize upon settlement or other disposition of the PEPS. Accordingly, we do not currently intend to report this additional amount separately as ordinary income to you. The IRS may seek to treat this additional amount as giving rise to ordinary income, however.

   Possible Alternative Tax Treatments of an Investment in the PEPS. It is possible that the IRS would seek to impose tax consequences on you different from those described above. The IRS could contend, for example, that you should include imputed interest income over the term of the forward purchase contract. The IRS could also argue that settlement of the forward purchase contract is a taxable event and that gain realized on sale or exchange of a PEPS should be treated as interest income rather than capital gain.

Tax Consequences to Non-U.S. Holders

   You should consult your tax advisor regarding the tax consequences, which could be different from those discussed below, that will apply if, for U.S. federal income tax purposes,

  . you hold PEPS in connection with the conduct of a trade or business in the United States,

  . you own more than 10% of the combined voting power of stock of Seagate Technology,

  .  you are a "controlled foreign corporation" related to Seagate
     Technology, or

  . you are an individual who may be present in the United States for 183 days or more in any tax year in which you held PEPS.

   Subject to the discussion below concerning backup withholding, any distributions you receive from us and any gain you realize on the sale of your PEPS generally will not be subject to U.S. federal income or withholding tax, provided that the statement required by Section 871(h) or Section 881(c) of the Code regarding your tax status has been furnished as discussed in the next paragraph. Notwithstanding the foregoing, the IRS may assert that any cash you receive at maturity of the forward purchase contract on account of its extension are subject to U.S. federal withholding tax. At present, however, we do not intend to withhold on any distributions.

   In order to obtain an exemption from withholding tax, either you as the beneficial owner of the PEPS, or a securities clearing organization, bank or other financial institution that holds customers' securities in the ordinary course of its trade or business (a "Financial Institution") and that is holding the PEPS on your behalf, must file a statement with the Trust to the effect that the beneficial owner of the PEPS is a Non-U.S. Holder. Under temporary and final United States Treasury regulations, this requirement will be fulfilled if you certify on IRS Form W-8 (or a successor form), under penalties of perjury, that you are a Non-U.S. Holder and provide your name and address, and any Financial Institution holding the PEPS on your behalf files a statement with the Trust to the effect that it has received such a statement from you and furnishes the Trust with a copy of it.

   If you are an individual, your forward purchase contract may be treated as part of your gross estate for United States federal estate tax purposes.

Backup Withholding and Information Reporting

   You may be subject to information reporting and to backup withholding at a rate of 31 percent of the amounts paid to you, unless you provide proof of an applicable exemption or a correct taxpayer identification number, and otherwise comply with the applicable requirements of the backup withholding rules. If you are a Non-U.S. Holder and the statement regarding your tax status is furnished as discussed above, you will not be subject to backup withholding. The amounts withheld under the backup withholding rules are not an additional tax and may be refunded, or credited against your United States federal income tax liability, if you provide certain required information to the IRS.

                                  UNDERWRITER

   Under the terms and subject to the conditions contained in the underwriting agreement dated the date of this prospectus, Morgan Stanley & Co. Incorporated
has agreed to purchase, and we have agreed to sell to them,    PEPS.

   The underwriting agreement provides that the obligation of the underwriter to pay for and accept delivery of the PEPS offered by this prospectus is subject to the approval of certain legal matters by its counsel and to certain other conditions. The underwriter is obligated to take and pay for all of the PEPS offered by this prospectus, other than those covered by the over-allotment option described below, if any such PEPS are taken.

   The underwriter initially proposes to offer part of the PEPS directly to the public at the public offering price set forth on the cover page of this prospectus and part to certain dealers at a price that represents a concession not in excess of $ per PEPS under the public offering price. The underwriter may allow, and such dealers may reallow, a concession not in excess of $ per PEPS to other underwriters or to certain other dealers. You will not pay any sales load or underwriting commission. After the initial offering of the PEPS, the offering price and other selling terms may from time to time be varied by the underwriter.

   We have granted to the underwriter an option, exercisable for 30 days from
the date of this prospectus, to purchase up to an aggregate of    additional
PEPS at the public offering price set forth on the cover page of this prospectus. The underwriter may exercise such option solely for the purpose of covering over-allotments, if any, made in connection with the offering of PEPS offered by this prospectus. To the extent such option is exercised, the underwriter will become obligated, subject to certain conditions, to purchase approximately the same percentage of such additional PEPS as the number set forth next to the underwriter's name in the preceding table bears to the total number of PEPS set forth next to the names of all underwriters in the preceding table. If the underwriter exercises its over-allotment option in
full, the total price to public will be $   and the total proceeds to the
trust will be $  .

   Each of SanDisk and Seagate Technology has agreed that, without the prior written consent of Morgan Stanley & Co. Incorporated, during the period ending 90 days after the date of this prospectus, it will not, directly or indirectly:

  . offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend, or otherwise transfer or dispose of, directly or indirectly, any shares of SanDisk common stock or any securities convertible into or exercisable or exchangeable for SanDisk common stock; or

  . enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of SanDisk;

whether any such transaction described above is to be settled by delivery of the PEPS or such other securities, in cash or otherwise.

   The restrictions described in the previous paragraph do not apply to:

  . the sale of the PEPS to the underwriter and compliance with the terms of the forward purchase contract, the security and pledge agreement and the other agreements relating to the PEPS;

  . the issuance by SanDisk of shares of SanDisk common stock upon the exercise of an option or a warrant or the conversion of a security outstanding on the date of this prospectus of which the underwriter has been advised in writing;

  . the grant by SanDisk of options or the sale or other issuance of common stock pursuant to existing benefit plans of SanDisk;

  . transactions by any person other than SanDisk relating to shares of common stock or other securities acquired in open market or other transactions after the completion of the offering; or

  . the sale of a total of up to 3,450,000 shares of SanDisk common stock in a registered public offering concurrently with this offering.

   The SanDisk common stock is listed on the Nasdaq National Market under the symbol "SNDK." We will apply to the Nasdaq National Market to list the PEPS for trading under the symbol "SDKP."

   In order to facilitate the offering, the underwriter may engage in transactions that stabilize, maintain or otherwise affect the price of the PEPS or the SanDisk common stock. Specifically, the underwriter may agree to
sell, or allot, more shares than the    PEPS we have agreed to sell to it.
This over-allotment would create a short position in the common stock for the underwriters' account. To cover any over-allotment or to stabilize the price of the PEPS or the SanDisk common stock, the underwriter may bid for, and purchase, PEPS or shares of the SanDisk common stock in the open market. Finally, the underwriter may reclaim selling concessions allowed to an underwriter or a dealer for distributing the PEPS in the offering, if the underwriter repurchases previously distributed PEPS in transactions to cover syndicate short positions, in stabilization transactions or otherwise. The underwriter has reserved the right to reclaim selling concessions in order to encourage dealers to distribute the PEPS for investment, rather than for short-term profit taking. Increasing the proportion of the offering held for investment may reduce the supply of PEPS available for short-term trading. Any of these activities may stabilize or maintain the market price of the PEPS or the SanDisk common stock above independent market levels. The underwriter is not required to engage in these activities, and may end any of these activities at any time.

   SanDisk and Seagate Technology have agreed to indemnify the underwriter against certain liabilities, including liabilities under the Securities Act. The underwriter has agreed to pay any of our unanticipated expenses and Seagate Technology has agreed to reimburse us for such expenses.

   The underwriter has in the past performed various banking services for SanDisk or Seagate Technology, for which the underwriter received customary compensation.

                                 LEGAL MATTERS

   Davis Polk & Wardwell, New York, New York will pass upon certain legal matters for us and for the underwriter. Richards, Layton & Finger, P.A., Wilmington, Delaware will pass upon certain matters of Delaware law. Wilson Sonsini Goodrich & Rosati, Professional Corporation, Palo Alto, California will pass upon certain legal matters for Seagate Technology.

                                    EXPERTS

   The statement of assets, liabilities and capital of SanDisk PEPS Trust at September 3, 1999, appearing in this Prospectus and Registration Statement has been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

                      WHERE YOU CAN FIND MORE INFORMATION

   We filed a registration statement on Form N-2 to register the PEPS with the SEC. This prospectus is a part of that registration statement. As permitted by SEC rules, this prospectus does not contain all the information you can find in the registration statement or the exhibits to the registration statement. You may read and copy any reports, statements or other information we file at the SEC's public reference rooms in Washington, D.C., New York, New York and Chicago, Illinois. Please call the SEC at 1-800-SEC-0330 for further information on the public reference rooms. Our SEC filings are also available to the public from commercial document retrieval services and at the web site maintained by the SEC at "http://www.sec.gov."

                      REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders

SanDisk PEPS Trust

   We have audited the accompanying statement of assets, liabilities and capital of SanDisk PEPS Trust as of September 3, 1999. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

   In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of SanDisk PEPS Trust, at September 3, 1999 in conformity with generally accepted accounting principles.

                                             /s/ Ernst & Young LLP

San Jose, California

September 3, 1999

                            SANDISK PEPS TRUST

               STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                            September 3, 1999



      Assets
        Cash................................................................ $ 1
                                                                             ---
          Total Assets...................................................... $ 1
                                                                             ===
      Liabilities...........................................................
          Total Liabilities................................................. $ 0
                                                                             ===
      Net Assets............................................................ $ 1
                                                                             ===
      Capital...............................................................  $1
                                                                             ===

--------

(1) The Trust was created as a Delaware business trust on February 24, 1999 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Offering expenses and costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid (directly or indirectly) by the contracting stockholder (Seagate Technology).

(2) The Trust proposes to sell Premium Exchangeable Participating Shares
    (PEPS) to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as initially filed on March 24, 1999. The Trust intends to use the proceeds to purchase a portfolio comprised of zero coupon U.S. Treasury securities and to pay the purchase price of forward contract relating to shares of common stock of SanDisk Corporation currently owned by Seagate Technology Inc. SanDisk designs, manufactures and markets flash memory storage solutions. The proceeds of the Public Offering will be recorded in capital upon receipt by the Trust. All offering costs of the Trust will be paid by Seagate Technology Inc. Organizational costs of the Trust will be paid by Morgan Stanley & Co. Incorporated or an affiliate thereof (and reimbursed by Seagate Technology).

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

1. Financial Statements

   Part A--Independent Auditors' Report

          Statement of Assets, Liabilities and Capital as of September 3, 1999

   Part B--None

2. Exhibits

   (a)(1) Trust Agreement**
   (1a) Amended Trust Agreement
   (2) Certificate of Trust**
   (2a) Certificate of Amendment to the Certificate of Trust
   (3) Restated Certificate of Trust *
   (4) Amended and Restated Trust Agreement *
   (b) Not applicable
   (c) Not applicable
   (d) (1) Form of specimen certificate for PEPS*
    (2) Portions of the Amended and Restated Trust Agreement of the Registrant defining the rights of holders of PEPS*
   (e) Not applicable
   (f) Not applicable
   (g) Not applicable
   (h) Form of Underwriting Agreement*
   (i) Not applicable
   (j) Form of Custodian Agreement *
   (k) (1) Form of Paying Agent Agreement*
   (2) Form of Forward Purchase Contract*
   (3) Form of Administration Agreement *
   (4) Form of Security and Pledge Agreement*
   (5) Form of Fund Expense Agreement*
   (6) Form of Fund Indemnity Agreement*

   (l) Opinion and Consent of Richards, Layton & Finger, P.A., special Delaware counsel to the Trust*
   (m) Not applicable

   (n) (1) Consent of Ernst & Young LLP, independent auditors for the Trust*

   (2) Tax opinion and consent of Davis Polk & Wardwell, counsel to the Trust*
   (o) Not applicable
   (p) Not applicable
   (q) Not applicable
   (r)Financial Data Schedule*
--------
*  To be filed by amendment.
** Previously filed.

Item 25. Marketing Arrangements

   See Exhibit (h) to this Registration Statement.

Item 26. Other Expenses of Issuance and Distribution

   The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

   SEC Registration fees............................................. $ 79,925
   Listing fee.......................................................    5,000
   Printing (other than certificates)................................   20,000
   Fees and expenses of qualifications under state securities laws
    (including fees of counsel)......................................    5,000
   Accounting fees and expenses......................................   20,000
   Legal fees and expenses...........................................   15,000
   NASD fees.........................................................   29,250
   Miscellaneous.....................................................      825
                                                                      --------
     Total........................................................... $175,000
                                                                      ========

--------
*  To be furnished by amendment.

Item 27. Person Controlled by or under Common Control with Registrant

   The Trust will be internally managed and will not have an investment adviser. The information in the prospectus under the caption "Management Arrangements" is incorporated herein by reference.

Item 28. Number of Holders of Securities

   There will be one record holder of the PEPS as of the effective date of this Registration Statement.

Item 29. Indemnification

   The underwriting agreement, the administration agreement, the custodian agreement and the paying agent agreement provide for indemnification.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the registrant, pursuant to the foregoing provisions or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30. Business and Other Connections of Investment Adviser

   The registrant is internally managed and does not have an investment adviser.

Item 31. Location of Accounts and Records

   All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the registrant (Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19716) and its paying agent The Bank of New York, 101 Barclay Street, New York, New York 10286.

Item 32. Management Services

   Not applicable.

Item 33. Undertakings

   (a) The registrant hereby undertakes to suspend the offering of the PEPS covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

   (b) The registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective, and (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 8th day of October, 1999.

                                          Sandisk Peps Trust

                                              /s/ Donald J. Puglisi
                                          By: _________________________________
                                             Name: Donald J. Puglisi
                                             Title:Trustee

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

              Name                             Title                       Date
              ----                             -----                       ----
      /s/ Donald J. Puglisi        Principal Executive Officer,      October 8, 1999
By: _____________________________  Principal Financial Officer,
                                   Principal Accounting
                                   Officer,
                                   and Trustee